                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File number   811-21265
                                                     -----------

                     PowerShares Exchange-Traded Fund Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       Wheaton Oaks Professional Building
                             855 West Prairie Avenue
                                Wheaton, IL 60187
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  H. Bruce Bond
                       Wheaton Oaks Professional Building
                             855 West Prairie Avenue
                                Wheaton, IL 60187
          ------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code:   800-983-0903
                                                            -----------------

                     Date of fiscal year end:   April 30, 2005
                                              ----------------

                    Date of reporting period:   April 30, 2005
                                              ----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2005 ANNUAL REPORT TO SHAREHOLDERS
30 APRIL 2005

[POWERSHARES(TM) XCHANGE TRADED FUNDS(TM) LOGO]

[GRAPHIC]

POWERSHARES DYNAMIC MARKET PORTFOLIO

POWERSHARES DYNAMIC OTC PORTFOLIO

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO

TABLE OF CONTENTS

Shareholder Letter                                                               3

Managers' Analysis                                                               4

Fees and Expenses                                                               22

Portfolio Summary
   PowerShares Dynamic Market Portfolio                                         25

Schedule of Investments
   PowerShares Dynamic Market Portfolio                                         26

Portfolio Summary
   PowerShares Dynamic OTC Portfolio                                            28

Schedule of Investments
   PowerShares Dynamic OTC Portfolio                                            29

Portfolio Summary
   PowerShares Golden Dragon Halter USX China Portfolio                         31

Schedule of Investments
   PowerShares Golden Dragon Halter USX China Portfolio                         32

Portfolio Summary
   PowerShares High Yield Equity Dividend Achievers(TM) Portfolio               33

Schedule of Investments
   PowerShares High Yield Equity Dividend Achievers(TM) Portfolio               34

Portfolio Summary
   PowerShares WilderHill Clean Energy Portfolio                                35

Schedule of Investments
   PowerShares WilderHill Clean Energy Portfolio                                36

Portfolio Summary
   PowerShares Dynamic Large Cap Growth Portfolio                               37

Schedule of Investments
   PowerShares Dynamic Large Cap Growth Portfolio.                              38

Portfolio Summary
   PowerShares Dynamic Large Cap Value Portfolio                                39

Schedule of Investments
   PowerShares Dynamic Large Cap Value Portfolio                                40

Portfolio Summary
   PowerShares Dynamic Mid Cap Growth Portfolio                                 41

Schedule of Investments
   PowerShares Dynamic Mid Cap Growth Portfolio                                 42

Portfolio Summary
   PowerShares Dynamic Mid Cap Value Portfolio                                  43

Schedule of Investments
   PowerShares Dynamic Mid Cap Value Portfolio                                  44

Portfolio Summary
   PowerShares Dynamic Small Cap Growth Portfolio                               45

Schedule of Investments
   PowerShares Dynamic Small Cap Growth Portfolio                               46

Portfolio Summary
   PowerShares Dynamic Small Cap Value Portfolio                                48

Schedule of Investments
   PowerShares Dynamic Small Cap Value Portfolio                                49

Statements of Assets and Liabilities                                            52

Statements of Operations                                                        54

Statements of Changes in Net Assets                                             56

Financial Highlights                                                            59

Notes to Financial Statements                                                   65

Report of Independent Registered Public Accounting Firm                         73

Supplemental Information (Unaudited)                                            74

Information about Advisory Agreement (Unaudited)                                77

TO OUR VALUED SHAREHOLDERS:

PowerShares Capital Management LLC is "Leading the Intelligent ETF Revolution" having considerably more ETFs based on what we describe as intelligent indexes than any other ETF sponsor in the country. In April of this year, PowerShares leadership was further recognized by receiving two of the three ETF awards given by Capital Link for "Product Innovation" and "Contribution to the ETF Industry."

PowerShares are distinctive in the marketplace in that they are index funds based on intelligent investment indexes which seek to select the stocks with a specified universe with the greatest investment merit. This approach is very different from that of benchmark indexes which simply seek to be barometers of stock groups without regard to the investment value of the underlying securities.

Over the last several months, PowerShares launched seventeen new ETFs including:

 PowerShares High Yield Equity Dividend Achievers(TM) Portfolio (PEY) is based on Mergent's Dividend Achievers 50(TM) Index which seeks to provide a consistent and growing dividend income and capital appreciation to the investor.

 PowerShares Golden Dragon Halter USX China Portfolio (PGJ) which provides an investor with exposure to the booming economy of mainland China with the comfort and transparency of U.S.-listed securities and ADRs.

 PowerShares WilderHill Clean Energy Portfolio (PBW) is the world's first socially responsible ETF based on clean and renewable energy companies.

 PowerShares Six Style Portfolios are based on indexes which seek to provide precise and accurate style exposures using the stocks from each style universe which, according to the methodology, possess the greatest investment merit. They include Large Cap Growth (PWB), Large Cap Value (PWV), Mid-Cap Growth
 (PWJ), Mid-Cap Value (PWP), Small Cap Growth (PWT) and Small Cap Value (PWY) areas of the market.

 PowerShares Eight Industry Portfolios are based on indexes which seek to provide intelligent exposure to Pharmaceuticals (PWP), Biotech and Genome
 (PBE), Leisure & Entertainment (PEJ), Media (PBS), Networking (PXQ), Semiconductors (PSI), Software (PSJ) and Food & Beverage (PBJ) Industries.

If you are interested in learning more about these funds you may obtain a prospectus and more complete information on risks, fees and expenses by visiting powershares.com. The prospectus should be read carefully before investing.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I want to thank you for your participation in the PowerShares family of exchange-traded funds. We look forward to serving you in the future.

Best regards,

/s/ H. Bruce Bond

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange Traded Fund Trust

MANAGERS' ANALYSIS

THE MARKET ENVIRONMENT

After posting solid returns in 2004, the U.S. equity markets cooled in early 2005 as inflation and rising fuel costs continued to weigh on investors. In 2004, value stocks outpaced growth stocks with the trend continuing into 2005 as defensive sectors such as consumer staples and utility stocks outperformed. Energy and basic material stocks also benefited from rising oil and commodity prices.

The Federal Reserve continued its seventh straight increase in short-term lending rates as it seeks to keep inflationary pressures in check, as a result the yield curved flatten over the first quarter of 2005.

POWERSHARES DYNAMIC MARKET PORTFOLIO (TICKER: PWC)

The PowerShares Dynamic Market Portfolio completed another strong year of performance, building on already solid results from the prior year, providing significant outperformance compared to the benchmarks for the life of the Fund.

Over the prior twelve months, the Dynamic Market Portfolio returned 12.23%, while the S&P 500 Index returned 6.34%. The primary catalysts of the Fund's robust performance during the reporting period included good performance of the U.S. markets in general, the Fund's general leaning towards more value oriented companies which outperformed their growth counterparts and, lastly, the Fund having less exposure to large-cap growth companies as compared to broad U.S. market indexes. Energy and consumer staple stocks provided the strongest results; telecom, healthcare and technology stocks with higher multiples tended to lag. The Fund has accomplished this performance without paying any capital gains distributions since the inception of the Fund.

The PowerShares Dynamic Market Portfolio bases its stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic Market Intellidex Index. The Fund utilized a direct index replication method during the reporting period (less fees and expenses). The Index's investment decisions are derived from a proprietary methodology which incorporates technically advanced and robust institutional investment research available in the marketplace today.

Domestic companies are evaluated for inclusion in the index across numerous investment criteria including, fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of company's overall investment potential. Securities identified by the methodology that possess the greatest capital appreciation potential are selected for the index and incorporated by the portfolio manager.

   - FUND PERFORMANCE HISTORY (%)                 AS OF 29 APRIL 2005

                                                    FUND INCEPTION
                                         1 YEAR   AVG ANN   CUMULATIVE
   INDEX
     DYNAMIC MARKET INTELLIDEX            13.45     22.35        49.69
     S&P 500 INDEX                         6.34     14.38        30.83
     RUSSELL 3000 INDEX                    6.97     15.76        34.00
   FUND
     NAV                                  12.23     21.06        46.55
     SHARE PRICE RETURN                   12.05     21.05        46.53

   FUND INCEPTION: 1 MAY 2003

   AFTER TAX HELD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND ASSUMES SHARES HAVE NOT BEEN SOLD. AFTER TAX SOLD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND THE SALE OF FUND SHARES. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P 500 INDEX AND THE RUSSELL 3000 INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 500 AND 3000 WIDELY HELD COMMON STOCKS, RESPECTIVELY.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE powershares.com TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

      - STYLE ALLOCATION (%)

      LARGE CAP GROWTH            30.2
      LARGE CAP VALUE             43.6
      MID CAP GROWTH               9.7
      MID CAP VALUE                6.9
      SMALL CAP GROWTH             7.9
      SMALL CAP VALUE              1.7

   - FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                  50-99         100-199          >200          50-99         100-199          >200
                               BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     QUARTER ENDED 03.31.2005       0              0              0              0              0              0
     QUARTER ENDED 12.31.2004       0              0              0              0              0              0
     QUARTER ENDED 09.30.2004       1              0              0              0              0              0
     QUARTER ENDED 06.30.2004       3              0              0              0              0              0
     QUARTER ENDED 03.31.2004       0              0              0              0              0              0
     QUARTER ENDED 12.31.2003       3              0              0              0              0              0
     QUARTER ENDED 09.30.2003       4              0              0              0              0              0
     QUARTER ENDED 06.30.2003       0              0              0              0              0              0

[CHART]

   - GROWTH OF INVESTMENT SINCE INCEPTION

                          POWERSHARES DYNAMIC MARKET PORTFOLIO      S&P 500 INDEX        RUSSELL 3000 INDEX
   04/30/2003                           $  10,000                     $  10,000              $  10,000
   05/30/2003                           $  10,747                     $  10,532              $  10,607
   06/30/2003                           $  10,966                     $  10,667              $  10,750
   07/30/2003                           $  11,118                     $  10,821              $  10,962
   08/29/2003                           $  11,455                     $  11,066              $  11,241
   09/30/2003                           $  11,331                     $  10,949              $  11,118
   10/31/2003                           $  12,126                     $  11,568              $  11,791
   11/28/2003                           $  12,546                     $  11,670              $  11,954
   12/31/2003                           $  12,756                     $  12,282              $  12,501
   01/30/2004                           $  13,005                     $  12,507              $  12,761
   02/27/2004                           $  13,530                     $  12,681              $  12,933
   03/31/2004                           $  13,523                     $  12,490              $  12,780
   04/30/2004                           $  13,095                     $  12,294              $  12,515
   05/28/2004                           $  13,274                     $  12,463              $  12,697
   06/30/2004                           $  13,844                     $  12,705              $  12,950
   07/30/2004                           $  13,251                     $  12,284              $  12,460
   08/31/2004                           $  13,203                     $  12,334              $  12,511
   09/30/2004                           $  13,662                     $  12,468              $  12,704
   10/29/2004                           $  13,565                     $  12,658              $  12,912
   11/30/2004                           $  14,622                     $  13,170              $  13,513
   12/31/2004                           $  15,155                     $  13,619              $  13,994
   01/31/2005                           $  14,866                     $  13,287              $  13,621
   02/28/2005                           $  15,349                     $  13,566              $  13,921
   03/31/2005                           $  15,184                     $  13,326              $  13,686
   04/29/2005                           $  14,655                     $  13,083              $  13,400

   - FUND DISTRIBUTION HISTORY

                                                      ORDINARY   SHORT TERM  LONG TERM   RETURN OF
   EX-DATE    RECORD DATE   PAY DATE   RATE / SHARE   INCOME     GAINS       GAINS       CAPITAL
   03.18.05   03.22.05      04.29.05   0.02900        0.02900    0           0           0
   12.17.04   12.21.04      01.31.05   0.08784        0.08784    0           0           0
   09.17.04   09.21.04      10.29.04   0.03096        0.03096    0           0           0
   06.18.04   06.22.04      07.30.04   0.07211        0.07211    0           0           0
   03.19.04   03.23.04      04.30.04   0.05300        0.05300    0           0           0
   12.24.03   12.29.03      01.30.04   0.03646        0.03646    0           0           0
   09.19.03   09.23.03      10.31.03   0.04418        0.04418    0           0           0
   06.20.03   06.24.03      07.31.03   0.04212        0.04212    0           0           0

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC OTC PORTFOLIO (TICKER: PWO)

The PowerShares Dynamic OTC Portfolio completed another strong year of performance, building on already solid results from the prior year, providing significant outperformance compared to the benchmarks for the life of the Fund.

Over the prior twelve months, the Dynamic OTC Portfolio returned 15.81%, while the Nasdaq Composite returned 0.67%. Factors contributing to the Fund's strong outperformance of the Nasdaq market during the reporting period included the Fund's relatively larger exposure to more value oriented companies when compared to Nasdaq benchmarks, as well as the Fund having less relative exposure to the largest growth technology companies which are so prominent in Nasdaq benchmarks due to the market capitalization weighting method. The Fund has accomplished this performance without paying any capital gains distributions since the inception of the Fund.

The PowerShares Dynamic OTC Portfolio bases its stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic OTC Intellidex index. The Fund utilized a direct index replication method during the reporting period (less fees and expenses).

The Index's investment decisions are derived from a proprietary methodology which incorporates technically advanced and robust institutional investment research available in the marketplace today.

Domestic Nasdaq companies are evaluated for inclusion in the index across numerous investment criteria including, fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of company's overall investment potential. Securities identified by the methodology that possess the greatest capital appreciation potential are selected for the index and incorporated by the portfolio manager.

   - FUND PERFORMANCE HISTORY (%)                 AS OF 29 APRIL 2005

                                                     FUND INCEPTION
                                         1 YEAR   AVG ANN   CUMULATIVE
   INDEX
     DYNAMIC OTC INTELLIDEX               16.72     22.80        50.80
     NASDAQ 100 INDEX                      1.73     13.29        28.35
     NASDAQ COMPOSITE                      0.67     14.79        31.77
   FUND
     NAV                                  15.81     21.80        48.36
     SHARE PRICE RETURN                   15.69     21.83        48.43

   FUND INCEPTION: 1 MAY 2003

   AFTER TAX HELD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND ASSUMES SHARES HAVE NOT BEEN SOLD. AFTER TAX SOLD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND THE SALE OF FUND SHARES. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE NASDAQ 100 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 100 AND APPROXIMATELY 3,300 WIDELY HELD NASDAQ STOCKS, RESPECTIVELY.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE powershares.com TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

      - STYLE ALLOCATION (%)

      LARGE CAP GROWTH            34.6
      LARGE CAP VALUE              7.1
      MID CAP GROWTH              27.1
      MID CAP VALUE                5.0
      SMALL CAP GROWTH            17.6
      SMALL CAP VALUE              8.6

   - FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                  50-99         100-199          >200          50-99         100-199          >200
                               BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     QUARTER ENDED 03.31.2005       0              0              0              0              0              0
     QUARTER ENDED 12.31.2004       0              0              0              0              0              0
     QUARTER ENDED 09.30.2004       1              0              0              0              0              0
     QUARTER ENDED 06.30.2004       1              0              0              0              0              0
     QUARTER ENDED 03.31.2004       1              0              0              0              0              0
     QUARTER ENDED 12.31.2003       8              0              0              1              0              0
     QUARTER ENDED 09.30.2003       5              0              0              0              0              0
     QUARTER ENDED 06.30.2003       0              0              0              1              0              0

[CHART]

   - GROWTH OF INVESTMENT SINCE INCEPTION

                          POWERSHARES DYNAMIC OTC PORTFOLIO    NASDAQ 100    NASDAQ COMPOSITE
   05/01/2003                         $  10,000                $  10,000        $  10,000
   05/30/2003                         $  10,771                $  10,761        $  10,837
   06/30/2003                         $  10,968                $  10,795        $  11,019
   07/30/2003                         $  11,317                $  11,353        $  11,685
   08/29/2003                         $  12,001                $  12,048        $  12,293
   09/30/2003                         $  12,263                $  11,711        $  12,135
   10/31/2003                         $  13,350                $  12,731        $  13,133
   11/28/2003                         $  14,108                $  12,805        $  13,329
   12/31/2003                         $  13,950                $  13,199        $  13,628
   01/30/2004                         $  14,506                $  13,427        $  14,058
   02/27/2004                         $  14,460                $  13,226        $  13,817
   03/31/2004                         $  14,108                $  12,939        $  13,580
   04/30/2004                         $  12,801                $  12,608        $  13,078
   05/28/2004                         $  13,514                $  13,195        $  13,539
   06/30/2004                         $  14,104                $  13,650        $  13,960
   07/30/2004                         $  13,056                $  12,606        $  12,871
   08/31/2004                         $  12,630                $  12,328        $  12,545
   09/30/2004                         $  13,245                $  12,725        $  12,951
   10/29/2004                         $  14,020                $  13,005        $  13,488
   11/30/2004                         $  15,054                $  14,164        $  14,330
   12/31/2004                         $  15,704                $  14,618        $  14,877
   01/31/2005                         $  15,096                $  13,704        $  14,106
   02/28/2005                         $  15,208                $  13,637        $  14,045
   03/31/2005                         $  15,442                $  13,381        $  13,694
   04/29/2005                         $  14,836                $  12,835        $  13,177

   - FUND DISTRIBUTION HISTORY

   THIS FUND HAS NOT PAID ANY DISTRIBUTIONS.

MANAGERS' ANALYSIS

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO (TICKER: PGJ)

The PowerShares Golden Dragon Halter USX China Portfolio is based on the USX China Index(SM). The USX China Index(SM) is comprised of U.S. listed securities of companies deriving a majority of their revenues from the People's Republic of China. The index is designed to provide insight and access to the unique economic opportunities taking place in China. The portfolio is reconstituted and rebalanced quarterly.

   - FUND PERFORMANCE HISTORY (%)                AS OF 29 APRIL 2005

                                                    FUND INCEPTION
   INDEX
     USX CHINA INDEX                                    -11.02
     MSCI EAFE INDEX                                      2.75
     S&P 500 INDEX                                       -2.09
   FUND
     NAV                                                -10.68
     SHARE PRICE RETURN                                 -11.00

   FUND INCEPTION: 9 DECEMBER 2004

   AFTER TAX HELD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND ASSUMES SHARES HAVE NOT BEEN SOLD. AFTER TAX SOLD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND THE SALE OF FUND SHARES. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE MSCI EAFE INDEX AND THE S&P 500 INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 1000 AND 500 WIDELY HELD COMMON STOCKS, RESPECTIVELY.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE powershares.com TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

      - STYLE ALLOCATION (%)

      LARGE CAP GROWTH             6.2
      LARGE CAP VALUE             19.1
      MID CAP GROWTH               4.7
      MID CAP VALUE               22.1
      SMALL CAP GROWTH            14.8
      SMALL CAP VALUE             33.1

   - FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                  50-99         100-199          H200          50-99         100-199          H200
                               BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     QUARTER ENDED 03.31.2005       1              0              0              1              0              0
     QUARTER ENDED 12.31.2004       3              0              0              0              0              0

   - FUND DISTRIBUTION HISTORY

   THIS FUND HAS NOT PAID ANY DISTRIBUTIONS.

MANAGERS' ANALYSIS

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PEY)

The PowerShares High Yield Equity Dividend Achievers(TM) Portfolio is based on the Dividend Achievers(TM) 50 Index. The Dividend Achievers(TM) 50 Index seeks to deliver high current income and capital appreciation. It is comprised of the fifty highest yielding companies with at least ten years of consecutive dividend increases. The yield weighted portfolio is rebalanced quarterly and reconstituted annually.

At the end of the reporting period, on April 29, 2005 the Fund paid its first full quarterly dividend of $0.13388 per share, providing a current yield at that time of 3.69%. The dividend was paid in two disbursements of $0.03688 and $0.097.

   - FUND PERFORMANCE HISTORY (%)                AS OF 29 APRIL 2005

                                                    FUND INCEPTION
   INDEX
     DIVIDEND ACHIEVERS(TM) 50 INDEX                     -1.52
     S&P 500 Index                                       -2.09
     S&P BARRA LARGE VALUE INDEX                         -1.94
   FUND
     NAV                                                 -1.44
     SHARE PRICE RETURN                                  -1.49

   FUND INCEPTION: 9 DECEMBER 2004

   AFTER TAX HELD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND ASSUMES SHARES HAVE NOT BEEN SOLD. AFTER TAX SOLD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND THE SALE OF FUND SHARES. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P 500 INDEX AND THE S&P BARRA LARGE CAP VALUE INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 500 AND APPROXIMATELY 250 WIDELY HELD COMMON STOCKS, RESPECTIVELY.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE powershares.com TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

      - STYLE ALLOCATION (%)

      LARGE CAP GROWTH             9.1
      LARGE CAP VALUE             25.8
      MID CAP GROWTH               3.3
      MID CAP VALUE               32.3
      SMALL CAP GROWTH             9.3
      SMALL CAP VALUE             20.2

   - FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                  50-99         100-199          >200          50-99         100-199          >200
                               BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     QUARTER ENDED 03.31.2005       0              0              0              0              0              0
     QUARTER ENDED 12.31.2004       0              0              0              0              0              0

   - FUND DISTRIBUTION HISTORY

                                                      ORDINARY   SHORT TERM  LONG TERM   RETURN OF
   EX-DATE    RECORD DATE   PAY DATE   RATE / SHARE   INCOME     GAINS       GAINS       CAPITAL
   04.01.05   04.05.05      04.29.05   0.03688        0.03688    0           0           0
   03.18.05   03.22.05      04.29.05   0.09700        0.09700    0           0           0
   12.31.04   01.04.04      01.31.05   0.00859        0.00859    0           0           0
   12.17.04   12.21.04      01.31.05   0.02742        0.02742    0           0           0

MANAGERS' ANALYSIS

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO (TICKER: PBW)

The PowerShares WilderHill Clean Energy Portfolio is based on the WilderHill Clean Energy Index. The WilderHill Clean Energy Index seeks to deliver capital appreciation. It is comprised of companies that focus on greener and generally renewable sources of energy and technologies facilitating cleaner energy. The modified equal-weighted portfolio is rebalanced and reconstituted quarterly.

   - FUND PERFORMANCE HISTORY (%)                AS OF 29 APRIL 2005

                                                    FUND INCEPTION
   INDEX
     WILDERHILL CLEAN ENERGY INDEX                      -17.33
     NASDAQ COMPOSITE                                    -6.06
     S&P 500 INDEX                                       -4.65
   FUND
     NAV                                                -17.59
     SHARE PRICE RETURN                                 -17.67

   FUND INCEPTION: 3 MARCH 2005

   AFTER TAX HELD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND ASSUMES SHARES HAVE NOT BEEN SOLD. AFTER TAX SOLD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND THE SALE OF FUND SHARES. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE NASDAQ COMPOSITE AND S&P 500 INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 3300 AND 500 WIDELY HELD COMMON STOCKS, RESPECTIVELY.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE powershares.com TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

      - STYLE ALLOCATION (%)

      LARGE CAP GROWTH             4.4
      LARGE CAP VALUE              5.9
      MID CAP GROWTH               0.0
      MID CAP VALUE                5.6
      SMALL CAP GROWTH            50.6
      SMALL CAP VALUE             33.5

   - FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                  50-99         100-199          >200          50-99         100-199          >200
                               BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     QUARTER ENDED 03.31.2005        0              0              0              0              0              0

   - FUND DISTRIBUTION HISTORY

   THIS FUND HAS NOT PAID ANY DISTRIBUTIONS.

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC STYLE PORTFOLIOS

PowerShares Style Portfolios are based on enhanced indexes called Intellidexes. Their investment decisions are derived from a proprietary methodology which incorporates technically advanced and robust institutional investment research available in the marketplace today.

The Style Intellidexes apply a rigorous ten factor style isolation process to objectively segregate companies into their appropriate investment style and size universe. Next, each company considered for the Intellidex is thoroughly evaluated to determine its investment merit by analyzing numerous unique financial characteristics from four broad financial perspectives: fundamental, valuation, timeliness and risk.

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO (TICKER: PWB)

The PowerShares Dynamic Large Cap Growth Portfolio is based on the Dynamic Large Cap Growth Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

   - FUND PERFORMANCE HISTORY (%)                AS OF 29 APRIL 2005

                                                    FUND INCEPTION
   INDEX
     DYNAMIC LARGE CAP GROWTH INTELLIDEX                 -4.84
     DOW JONES LARGE CAP GROWTH INDEX                    -4.85
     S&P BARRA LARGE CAP GROWTH INDEX                    -4.17
   FUND
     NAV                                                 -4.87
     SHARE PRICE RETURN                                  -4.98

   FUND INCEPTION: 3 MARCH 2005

   AFTER TAX HELD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND ASSUMES SHARES HAVE NOT BEEN SOLD. AFTER TAX SOLD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND THE SALE OF FUND SHARES. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES LARGE CAP GROWTH INDEX AND THE S&P BARRA LARGE CAP GROWTH INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 108 AND 178 WIDELY HELD COMMON STOCKS.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE powershares.com TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

   - FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                  50-99         100-199          >200          50-99         100-199          >200
                               BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     QUARTER ENDED 03.31.2005       0              0              0              0              0              0

   - FUND DISTRIBUTION HISTORY

   THIS FUND HAS NOT PAID ANY DISTRIBUTIONS.

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO (TICKER: PWV)

The PowerShares Dynamic Large Cap Value Portfolio is based on the Dynamic Large Cap Value Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

   - FUND PERFORMANCE HISTORY (%)                AS OF 29 APRIL 2005

                                                    FUND INCEPTION
   INDEX
     DYNAMIC LARGE CAP VALUE INTELLIDEX                  -3.35
     DOW JONES LARGE CAP VALUE INDEX                     -3.39
     S&P BARRA LARGE CAP VALUE INDEX                     -4.68
   FUND
     NAV                                                 -3.11
     SHARE PRICE RETURN                                  -3.12

   FUND INCEPTION: 3 MARCH 2005

   AFTER TAX HELD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND ASSUMES SHARES HAVE NOT BEEN SOLD. AFTER TAX SOLD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND THE SALE OF FUND SHARES. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES LARGE CAP VALUE INDEX AND THE S&P BARRA LARGE CAP VALUE INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 130 AND 322 WIDELY HELD COMMON STOCKS, RESPECTIVELY.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE powershares.com TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

   - FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                  50-99         100-199          >200          50-99         100-199          >200
                               BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     QUARTER ENDED 03.31.2005       0              0              0              2              0              0

   - FUND DISTRIBUTION HISTORY

                                                      ORDINARY   SHORT TERM   LONG TERM   RETURN OF
   EX-DATE    RECORD DATE   PAY DATE   RATE / SHARE   INCOME     GAINS        GAINS       CAPITAL
   03.18.05   03.22.05      04.29.05   0.01222        0.01222    0            0           0

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO (TICKER: PWJ)

The PowerShares Dynamic Mid Cap Growth Portfolio is based on the Dynamic Mid Cap Growth Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

   - FUND PERFORMANCE HISTORY (%)                AS OF 29 APRIL 2005

                                                    FUND INCEPTION
   INDEX
     DYNAMIC MID CAP GROWTH INTELLIDEX                   -7.26
     DOW JONES MID CAP GROWTH INDEX                      -6.18
     S&P BARRA MID CAP GROWTH INDEX                      -5.94
   FUND
     NAV                                                 -7.30
     SHARE PRICE RETURN                                  -7.45

   FUND INCEPTION: 3 MARCH 2005

   AFTER TAX HELD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND ASSUMES SHARES HAVE NOT BEEN SOLD. AFTER TAX SOLD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND THE SALE OF FUND SHARES. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES MID CAP GROWTH INDEX AND THE S&P BARRA MID CAP GROWTH INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 210 AND 182 WIDELY HELD COMMON STOCKS, RESPECTIVELY.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE powershares.com TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

   - FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                  50-99         100-199          >200          50-99         100-199          >200
                               BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     QUARTER ENDED 03.31.2005       0              0              0              0              0              0

   - FUND DISTRIBUTION HISTORY

   THIS FUND HAS NOT PAID ANY DISTRIBUTIONS.

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO (TICKER: PWP)

The PowerShares Dynamic Mid Cap Value Portfolio is based on the Dynamic Mid Cap Value Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

   - FUND PERFORMANCE HISTORY (%)                AS OF 29 APRIL 2005

                                                    FUND INCEPTION
   INDEX
     DYNAMIC MID CAP VALUE INTELLIDEX                    -4.38
     DOW JONES MID CAP VALUE INDEX                       -4.47
     S&P BARRA MID CAP VALUE INDEX                       -5.66
   FUND
     NAV                                                 -4.07
     SHARE PRICE RETURN                                  -4.30

   FUND INCEPTION: 3 MARCH 2005

   AFTER TAX HELD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND ASSUMES SHARES HAVE NOT BEEN SOLD. AFTER TAX SOLD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND THE SALE OF FUND SHARES. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES MID CAP GROWTH INDEX AND THE S&P BARRA MID CAP GROWTH INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 229 AND 218 WIDELY HELD COMMON STOCKS, RESPECTIVELY.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE powershares.com TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

   - FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                  50-99         100-199          >200          50-99         100-199          >200
                               BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     QUARTER ENDED 03.31.2005       0              0              0              0              0              0

   - FUND DISTRIBUTION HISTORY

                                                      ORDINARY   SHORT TERM   LONG TERM   RETURN OF
   EX-DATE    RECORD DATE   PAY DATE   RATE / SHARE   INCOME     GAINS        GAINS       CAPITAL
   03.18.05   03.22.05      04.29.05   0.02010        0.02010    0            0           0

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO (TICKER: PWT)

The PowerShares Dynamic Small Cap Growth Portfolio is based on the Dynamic Small Cap Growth Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

   - FUND PERFORMANCE HISTORY (%)                AS OF 29 APRIL 2005

                                                   FUND INCEPTION
   INDEX
     DYNAMIC SMALL CAP GROWTH INTELLIDEX                 -7.95
     DOW JONES SMALL CAP GROWTH INDEX                    -7.26
     S&P BARRA SMALL CAP GROWTH INDEX                    -9.43
   FUND
     NAV                                                 -8.02
     SHARE PRICE RETURN                                  -8.49

   FUND INCEPTION: 3 MARCH 2005

   AFTER TAX HELD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND ASSUMES SHARES HAVE NOT BEEN SOLD. AFTER TAX SOLD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND THE SALE OF FUND SHARES. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES SMALL CAP GROWTH INDEX AND THE S&P BARRA SMALL CAP GROWTH INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 305 AND 242 WIDELY HELD COMMON STOCKS, RESPECTIVELY.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE powershares.com TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

   - FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                  50-99         100-199          >200          50-99         100-199          >200
                               BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     QUARTER ENDED 03.31.2005       0              0              0              0              0              0

   - FUND DISTRIBUTION HISTORY

   THIS FUND HAS NOT PAID ANY DISTRIBUTIONS.

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO (TICKER: PWY)

The PowerShares Dynamic Small Cap Value Portfolio is based on the Dynamic Small Cap Value Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

   - FUND PERFORMANCE HISTORY (%)                AS OF 29 APRIL 2005

                                                    FUND INCEPTION
   INDEX
     DYNAMIC SMALL CAP VALUE INTELLIDEX                  -8.56
     DOW JONES SMALL CAP VALUE INDEX                     -7.86
     S&P BARRA SMALL CAP VALUE INDEX                     -8.26
   FUND
     NAV                                                 -8.46
     SHARE PRICE RETURN                                  -8.79

   FUND INCEPTION: 3 MARCH 2005

   AFTER TAX HELD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND ASSUMES SHARES HAVE NOT BEEN SOLD. AFTER TAX SOLD REPRESENTS TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND THE SALE OF FUND SHARES. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES SMALL CAP VALUE INDEX AND THE S&P BARRA SMALL CAP VALUE INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 373 AND 358 WIDELY HELD COMMON STOCKS, RESPECTIVELY.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE powershares.com TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

   - FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                  50-99         100-199          >200          50-99         100-199          >200
                               BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
     QUARTER ENDED 03.31.2005       0              0              0              1              0              1

   - FUND DISTRIBUTION HISTORY

   THIS FUND HAS NOT PAID ANY DISTRIBUTIONS.

FEES AND EXPENSES

As a shareholder of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund Expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended April 30, 2005.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   BEGINNING          ENDING         ANNUALIZED
                                                    ACCOUNT           ACCOUNT       EXPENSE RATIO     EXPENSES PAID
                                                     VALUE             VALUE        BASED ON THE        DURING THE
                                                   11/01/04          04/30/05     SIX-MONTH PERIOD  SIX-MONTH PERIOD*
   POWERSHARES DYNAMIC MARKET PORTFOLIO
      ACTUAL                                       $ 1,000.00       $ 1,080.90          0.60%             $ 3.10
      HYPOTHETICAL (5% RETURN BEFORE EXPENSES)     $ 1,000.00       $ 1,021.82          0.60%             $ 3.01
   POWERSHARES DYNAMIC OTC PORTFOLIO
      ACTUAL                                       $ 1,000.00       $ 1,057.00          0.60%             $ 3.06
      HYPOTHETICAL (5% RETURN BEFORE EXPENSES)     $ 1,000.00       $ 1,021.82          0.60%             $ 3.01

                                                                                                   EXPENSES PAID
                                                    BEGINNING                                      DURING PERIOD**
                                                  ACCOUNT VALUE                     ANNUALIZED    DECEMBER 9, 2004
                                                DECEMBER 9, 2004                   EXPENSE RATIO   (COMMENCEMENT
                                                  (COMMENCEMENT       ENDING         BASED ON      OF INVESTMENT
                                                  OF INVESTMENT    ACCOUNT VALUE  NUMBER OF DAYS   OPERATIONS) TO
                                                   OPERATIONS)    APRIL 30, 2005   IN THE PERIOD   APRIL 30, 2005
   POWERSHARES GOLDEN DRAGON HALTER
      USX CHINA PORTFOLIO
      ACTUAL                                       $ 1,000.00       $   893.20         0.70%           $ 2.60
      HYPOTHETICAL
       (5% RETURN BEFORE EXPENSES)                 $ 1,000.00       $ 1,016.85         0.70%           $ 2.77
   POWERSHARES HIGH YIELD EQUITY DIVIDEND
      ACHIEVERS(TM) PORTFOLIO
      ACTUAL                                       $ 1,000.00       $   985.60         0.60%           $ 2.33
      HYPOTHETICAL
       (5% RETURN BEFORE EXPENSES)                 $ 1,000.00       $ 1,017.24         0.60%           $ 2.37

                                                                                                    EXPENSES PAID
                                                   BEGINNING                                      DURING PERIOD***
                                                 ACCOUNT VALUE                      ANNUALIZED     MARCH 3, 2005
                                                 MARCH 3, 2005                     EXPENSE RATIO   (COMMENCEMENT
                                                 (COMMENCEMENT        ENDING         BASED ON      OF INVESTMENT
                                                 OF INVESTMENT     ACCOUNT VALUE  NUMBER OF DAYS   OPERATIONS) TO
                                                  OPERATIONS)     APRIL 30, 2005   IN THE PERIOD   APRIL 30, 2005
   POWERSHARES WILDERHILL CLEAN ENERGY
      PORTFOLIO
      ACTUAL                                       $ 1,000.00       $   824.10         0.70%           $ 1.03
      HYPOTHETICAL
       (5% RETURN BEFORE EXPENSES)                 $ 1,000.00       $ 1,006.98         0.70%           $ 1.13
   POWERSHARES DYNAMIC LARGE CAP GROWTH
      PORTFOLIO
      ACTUAL                                       $ 1,000.00       $   951.30         0.63%           $ 0.99
      HYPOTHETICAL
       (5% RETURN BEFORE EXPENSES)                 $ 1,000.00       $ 1,006.30         0.63%           $ 1.02
   POWERSHARES DYNAMIC LARGE CAP VALUE
      PORTFOLIO
      ACTUAL                                       $ 1,000.00       $   968.90         0.63%           $ 1.00
      HYPOTHETICAL
       (5% RETURN BEFORE EXPENSES)                 $ 1,000.00       $ 1,006.30         0.63%           $ 1.02
   POWERSHARES DYNAMIC MID CAP GROWTH
      PORTFOLIO
      ACTUAL                                       $ 1,000.00       $   927.00         0.63%           $ 0.98
      HYPOTHETICAL
       (5% RETURN BEFORE EXPENSES)                 $ 1,000.00       $ 1,006.30         0.63%           $ 1.02

                                                                                                    EXPENSES PAID
                                                   BEGINNING                                      DURING PERIOD***
                                                 ACCOUNT VALUE                      ANNUALIZED     MARCH 3, 2005
                                                 MARCH 3, 2005                     EXPENSE RATIO   (COMMENCEMENT
                                                 (COMMENCEMENT        ENDING         BASED ON      OF INVESTMENT
                                                 OF INVESTMENT     ACCOUNT VALUE  NUMBER OF DAYS   OPERATIONS) TO
                                                  OPERATIONS)     APRIL 30, 2005   IN THE PERIOD   APRIL 30, 2005
   POWERSHARES DYNAMIC MID CAP VALUE
      PORTFOLIO
      ACTUAL                                       $ 1,000.00       $   959.30         0.63%           $ 1.00
      HYPOTHETICAL
       (5% RETURN BEFORE EXPENSES)                 $ 1,000.00       $ 1,006.30         0.63%           $ 1.02
   POWERSHARES DYNAMIC SMALL CAP GROWTH
      PORTFOLIO
      ACTUAL                                       $ 1,000.00       $   919.80         0.63%           $ 0.98
      HYPOTHETICAL
       (5% RETURN BEFORE EXPENSES)                 $ 1,000.00       $ 1,006.30         0.63%           $ 1.02
   POWERSHARES DYNAMIC SMALL CAP VALUE
      PORTFOLIO
      ACTUAL                                       $ 1,000.00       $   915.40         0.63%           $ 0.98
      HYPOTHETICAL
       (5% RETURN BEFORE EXPENSES)                 $ 1,000.00       $ 1,006.30         0.63%           $ 1.02

   * EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE SIX MONTHS ENDED 4/30/05. EXPENSES ARE CALCULATED BY MULTIPLYING THE FUND'S ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY 181 AND THEN DIVIDING THE RESULT BY 365. EXPENSE RATIOS FOR THE MOST RECENT HALF-YEAR MAY DIFFER FROM EXPENSE RATIOS BASED ON THE ONE YEAR DATA IN THE FINANCIAL HIGHLIGHTS.

   ** EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE PERIOD DECEMBER 9, 2004 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO APRIL 30, 2005. EXPENSES ARE CALCULATED BY MULTIPLYING THE FUND'S ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY 143 AND THEN DIVIDING THE RESULT BY 365.

   *** EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO, WHICH
       REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE PERIOD MARCH 3, 2005 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO APRIL 30, 2005. EXPENSES ARE CALCULATED BY MULTIPLYING THE FUND'S ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY 59 AND THEN DIVIDING THE RESULT BY 365.

PORTFOLIO SUMMARY (UNAUDITED)

POWERSHARES DYNAMIC MARKET PORTFOLIO
APRIL 30, 2005

     -  INCEPTION DATE

      05/01/03

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

     FINANCIALS                                   21.3

     INFORMATION TECHNOLOGY                       14.5

     CONSUMER DISCRETIONARY                       14.4

     HEALTH CARE                                  12.6

     INDUSTRIALS                                  10.6

     CONSUMER STAPLES                              9.6

     ENERGY                                        7.2

     UTILITIES                                     3.6

     MATERIALS                                     3.1

     TELECOMMUNICATIONS                            3.0

     OTHER                                         0.1

     -  PORTFOLIO STATISTICS

     NET ASSETS ($MILLION): $283.6

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MARKET PORTFOLIO
APRIL 30, 2005

   NUMBER
  OF SHARES                                                                              VALUE
-------------                                                                       --------------
                COMMON STOCKS--99.9%
                CONSUMER DISCRETIONARY--14.4%
       46,831   American Eagle Outfitters, Inc.                                     $    1,227,909
       25,583   Ameristar Casinos, Inc.                                                  1,261,242
       27,349   Argosy Gaming Co.*                                                       1,256,413
       46,288   Darden Restaurants, Inc.                                                 1,388,640
      215,254   Eastman Kodak Co.                                                        5,381,350
      166,786   J. C. Penney Holding Co., Inc.                                           7,907,323
       36,867   Jack in the Box, Inc.*                                                   1,347,858
       37,088   John Wiley & Sons, Inc., Class A                                         1,341,102
      225,275   McDonald's Corp.                                                         6,602,810
        1,576   NVR, Inc.*                                                               1,132,120
       17,644   Polaris Industries, Inc.                                                 1,015,589
       18,274   Ryland Group, Inc.                                                       1,122,024
       21,047   V.F. Corp.                                                               1,191,050
       90,535   Vector Group Ltd.                                                        1,424,116
      152,695   Yum! Brands, Inc.                                                        7,170,556
                                                                                    --------------
                                                                                        40,770,102
                                                                                    --------------
                CONSUMER STAPLES--9.6%
       58,137   7-Eleven, Inc.*                                                          1,359,824
       28,971   Brown-Forman Corp., Class B                                              1,607,891
       52,137   Campbell Soup Co.                                                        1,550,554
      195,570   General Mills, Inc.                                                      9,661,158
      230,022   Kellogg Co.                                                             10,339,489
       62,054   Ruddick Corp.                                                            1,393,733
       26,956   UST, Inc.                                                                1,234,585
                                                                                    --------------
                                                                                        27,147,234
                                                                                    --------------
                ENERGY--7.2%
       33,251   Cal Dive International, Inc.*                                            1,479,004
      124,911   ChevronTexaco Corp.                                                      6,495,372
       69,338   ConocoPhillips                                                           7,270,090
       50,106   Frontier Oil Corp.                                                       2,108,460
       26,928   Hydril*                                                                  1,416,413
       16,841   Sunoco, Inc.                                                             1,671,638
                                                                                    --------------
                                                                                        20,440,977
                                                                                    --------------
                FINANCIALS--21.3%
       35,524   A.G. Edwards, Inc.                                                       1,410,658
      132,387   Allstate (The) Corp.                                                     7,434,853
       32,037   AmerUs Group Co.                                                         1,506,059
       61,971   AON Corp.                                                                1,292,095
       89,546   Chubb (The) Corp.                                                        7,323,072
       34,208   Delphi Financial Group, Inc., Class A                                    1,420,316
       42,316   First American Corp.                                                     1,514,913
       35,875   Jones Lang LaSalle, Inc.*                                                1,345,313
       27,543   Mercury General Corp.                                                    1,455,923
      172,326   MetLife, Inc.                                                            6,703,481
       84,442   Moody's Corp.                                                            6,936,066
       40,961   Nationwide Financial Services, Inc., Class A                             1,451,248
      182,145   Principal Financial Group, Inc.                                          7,118,227
       32,955   Reinsurance Group of America, Inc.                                  $    1,473,748
       17,662   StanCorp Financial Group, Inc.                                           1,351,496
      116,917   UnionBanCal Corp.                                                        7,197,411
       51,587   United Fire & Casualty Co.                                               1,747,768
       31,179   Zenith National Insurance Corp.                                          1,793,104
                                                                                    --------------
                                                                                        60,475,751
                                                                                    --------------
                HEALTH CARE--12.6%
       87,704   Aetna, Inc.                                                              6,434,842
       84,657   Alliance Imaging, Inc.*                                                    883,819
       24,686   AMERIGROUP Corp.*                                                          866,972
       48,406   Applera Corp. - Applied Biosystems Group                                 1,026,207
       30,480   Apria Healthcare Group, Inc.*                                              917,448
      105,892   Becton Dickinson & Co.                                                   6,196,800
       70,433   CIGNA Corp.                                                              6,478,427
       17,974   DENTSPLY International, Inc.                                               982,459
       95,880   Johnson & Johnson                                                        6,580,244
       30,569   Kos Pharmaceuticals, Inc.*                                               1,472,509
       24,539   Lincare Holdings, Inc.*                                                  1,047,325
       22,050   Molina Healthcare, Inc.*                                                   964,688
       16,417   Sierra Health Services, Inc.*                                            1,062,016
       40,023   STERIS Corp.*                                                              947,745
                                                                                    --------------
                                                                                        35,861,501
                                                                                    --------------
                INDUSTRIALS--10.6%
      344,158   Cendant Corp.                                                            6,852,186
       23,954   Consolidated Graphics, Inc.*                                             1,099,489
       72,630   DiamondCluster International, Inc.*                                        904,244
       39,885   Equifax, Inc.                                                            1,342,130
       15,580   ESCO Technologies, Inc.*                                                 1,142,326
      109,966   ExpressJet Holdings, Inc.*                                                 976,498
       33,787   John H. Harland Co.                                                      1,216,332
      208,593   Norfolk Southern Corp.                                                   6,549,820
       36,281   Old Dominion Freight Line, Inc.*                                         1,019,496
      100,938   Precision Castparts Corp.                                                7,435,093
       22,781   United Defense Industries, Inc.                                          1,685,338
                                                                                    --------------
                                                                                        30,222,952
                                                                                    --------------
                INFORMATION TECHNOLOGY--14.5%
       34,111   ANSYS, Inc.*                                                             1,038,339
       32,458   Anteon International Corp.*                                              1,356,744
      114,494   Aspect Communications Corp.*                                               974,344
      144,850   Borland Software Corp.*                                                    841,579
       56,635   Citrix Systems, Inc.*                                                    1,274,288
      139,719   EarthLink, Inc.*                                                         1,282,620
       67,825   International Business Machines Corp.                                    5,180,474
       49,671   McAfee, Inc.*                                                            1,038,621
      247,751   Microsoft Corp.                                                          6,268,099
      402,758   Motorola, Inc.                                                           6,178,308
      164,265   NCR Corp.*                                                               5,420,745
      482,940   Oracle Corp.*                                                            5,582,786

SEE NOTES TO FINANCIAL STATEMENTS.

   NUMBER
  OF SHARES                                                                              VALUE
-------------                                                                       --------------
                COMMON STOCKS (CONTINUED)
      214,356   Parametric Technology Corp.*                                        $    1,140,374
       44,685   Reynolds & Reynolds (The) Co.,
                  Class A                                                                1,178,343
       38,396   Storage Technology Corp.*                                                1,067,409
      111,475   Western Digital Corp.*                                                   1,414,618
                                                                                    --------------
                                                                                        41,237,691
                                                                                    --------------
                MATERIALS--3.1%
       19,948   AptarGroup, Inc.                                                           962,092
       13,515   Cleveland-Cliffs, Inc.                                                     784,005
       70,594   Phelps Dodge Corp.                                                       6,060,495
       15,401   Silgan Holdings, Inc.                                                      942,233
                                                                                    --------------
                                                                                         8,748,825
                                                                                    --------------
                TELECOMMUNICATIONS--3.0%
      151,645   AT&T Corp.                                                               2,900,969
       25,180   CenturyTel, Inc.                                                           772,774
       17,908   Commonwealth Telephone Enterprises, Inc.                                   832,006
       85,077   Premiere Global Services, Inc.*                                            918,832
       82,785   Verizon Communications, Inc.                                             2,963,702
                                                                                    --------------
                                                                                         8,388,283
                                                                                    --------------
                UTILITIES--3.6%
      200,837   American Electric Power Co., Inc.                                        7,073,479
       49,200   ONEOK, Inc.                                                              1,419,912
       32,517   UGI Corp.                                                                1,633,329
                                                                                    --------------
                                                                                        10,126,720
                                                                                    --------------
                TOTAL INVESTMENTS
                (Cost $286,831,940)--99.9%                                             283,420,036
                Other assets less liabilities--0.1%                                        200,295
                                                                                    --------------
                NET ASSETS--100.0%                                                  $  283,620,331
                                                                                    ==============

* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY (UNAUDITED)

POWERSHARES DYNAMIC OTC PORTFOLIO
APRIL 30, 2005

     -  INCEPTION DATE

     05/01/03

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

     INFORMATION TECHNOLOGY                       49.8

     CONSUMER DISCRETIONARY                       17.6

     HEALTH CARE                                  13.1

     FINANCIALS                                    9.6

     TELECOMMUNICATIONS                            3.4

     INDUSTRIALS                                   2.9

     CONSUMER STAPLES                              2.4

     MATERIALS                                     0.7

     ENERGY                                        0.4

     OTHER                                         0.1

     -  PORTFOLIO STATISTICS

     NET ASSETS ($MILLION): $65.7

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC OTC PORTFOLIO
APRIL 30, 2005

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS--99.9%
            CONSUMER DISCRETIONARY--17.6%
  64,280    American Eagle Outfitters, Inc.                       $    1,685,422
   7,526    Ameristar Casinos, Inc.                                      371,032
  13,018    Bebe Stores, Inc.                                            420,742
  15,421    Big 5 Sporting Goods Corp.                                   368,408
   6,472    Bright Horizons Family Solutions, Inc.*                      219,336
  42,517    Education Management Corp.*                                1,190,476
  11,875    K-Swiss, Inc., Class A                                       356,250
  30,829    MTR Gaming Group, Inc.*                                      339,427
  55,902    Penn National Gaming, Inc.*                                1,760,913
  10,438    Petco Animal Supplies, Inc.*                                 326,709
  17,762    Sears Holding Corp.*                                       2,402,133
  80,374    Staples, Inc.                                              1,532,732
  27,130    Trans World Entertainment Corp.*                             360,286
  11,759    Ventiv Health, Inc.*                                         245,175
                                                                  --------------
                                                                      11,579,041
                                                                  --------------
            CONSUMER STAPLES--2.4%
  21,348    Lancaster Colony Corp.                                       887,224
   9,758    Nash Finch Co.                                               345,140
  11,262    Pantry (The) Co.*                                            360,609
                                                                  --------------
                                                                       1,592,973
                                                                  --------------
            ENERGY--0.4%
   4,336    Cal Dive International, Inc.*                                192,865
   9,195    Global Industries Ltd.*                                       88,640
                                                                  --------------
                                                                         281,505
                                                                  --------------
            FINANCIALS--9.6%
   3,133    Alabama National BanCorp.                                    179,145
 108,170    Ameritrade Holding Corp.*                                  1,133,622
   2,790    BancFirst Corp.                                              196,667
   5,468    FPIC Insurance Group, Inc.*                                  151,245
   6,352    Midland (The), Co.                                           199,453
   8,672    NBT Bancorp, Inc.                                            180,204
   5,676    Portfolio Recovery Associates, Inc.*                         204,052
  13,409    Republic Bancorp, Inc.                                       170,026
   5,318    Safety Insurance Group, Inc.                                 151,138
  31,274    SEI Investments Co.                                        1,026,100
   4,233    Selective Insurance Group, Inc.                              186,887
  19,007    T. Rowe Price Group, Inc.                                  1,048,616
   6,666    United Fire & Casualty Co.                                   225,844
  12,421    Universal American Financial Corp.*                          208,052
  22,994    WFS Financial, Inc.*                                       1,033,580
                                                                  --------------
                                                                       6,294,631
                                                                  --------------
            HEALTH CARE--13.1%
  29,052    Cerner Corp.*                                              1,686,759
  17,173    CTI Molecular Imaging, Inc.*                                 352,562
  27,058    DENTSPLY International, Inc.                               1,478,990
   7,032    Genesis HealthCare Corp.*                                    280,577
  16,540    Gentiva Health Services, Inc.*                               323,853
   8,765    Kos Pharmaceuticals, Inc.*                                   422,210
  36,946    Lincare Holdings, Inc.*                               $    1,576,855
  35,033    Pharmaceutical Product Development, Inc.*                  1,589,798
  21,785    Res-Care, Inc.*                                              311,308
   8,823    SurModics, Inc.*                                             318,246
   7,078    Vital Signs, Inc.                                            288,782
                                                                  --------------
                                                                       8,629,940
                                                                  --------------
            INDUSTRIALS--2.9%
  13,285    DiamondCluster International, Inc.*                          165,398
  28,217    JB Hunt Transport Services, Inc.                           1,103,003
   7,984    Matthews International Corp., Class A                        284,310
  10,654    NCO Group, Inc.*                                             198,484
   6,636    Old Dominion Freight Line, Inc.*                             186,472
                                                                  --------------
                                                                       1,937,667
                                                                  --------------
            INFORMATION TECHNOLOGY--49.8%
  33,117    Adobe Systems, Inc.                                        1,969,468
  16,474    Agilysys, Inc.                                               217,786
   8,572    ANSYS, Inc.*                                                 260,932
  28,771    Aspect Communications Corp.*                                 244,841
  68,256    Autodesk, Inc.                                             2,172,588
  36,398    Borland Software Corp.*                                      211,472
  50,338    Brocade Communications Systems, Inc.*                        219,474
  12,709    Catapult Communications Corp.*                               187,839
  94,093    Citrix Systems, Inc.*                                      2,117,093
  10,318    Coherent, Inc.*                                              331,001
 299,463    Compuware Corp.*                                           1,781,805
  17,851    CSG Systems International, Inc.*                             306,859
  50,568    Dell, Inc.*                                                1,761,283
  21,037    Digi International, Inc.*                                    224,044
   5,371    Dionex Corp.*                                                230,684
  35,110    EarthLink, Inc.*                                             322,310
  12,983    Filenet Corp.*                                               344,050
  54,165    Fiserv, Inc.*                                              2,291,179
   9,612    Hutchinson Technology, Inc.*                                 356,028
  85,759    Intel Corp.                                                2,017,052
  28,347    InterVoice, Inc.*                                            304,022
  49,776    Intuit, Inc.*                                              2,005,973
  30,756    IXYS Corp.*                                                  312,481
  15,378    Komag, Inc.*                                                 361,691
  13,892    Metrologic Instruments, Inc.*                                186,431
   9,608    MICROS Systems, Inc.*                                        380,957
  80,180    Microsoft Corp.                                            2,028,554
  29,717    MIPS Technologies, Inc.*                                     208,019
  23,354    MRO Software, Inc.*                                          298,698
   9,627    MTS Systems Corp.                                            278,798
  15,114    Multi-Fineline Electronix, Inc.*                             294,723
  25,356    NetIQ Corp.*                                                 271,816
 156,292    Oracle Corp.*                                              1,806,736
  53,865    Parametric Technology Corp.*                                 286,562
  26,652    PEC Solutions, Inc.*                                         408,575
  12,880    Progress Software Corp.*                                     343,638
  50,468    QLogic Corp.*                                              1,677,556

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS (CONTINUED)
   8,104    Quality Systems, Inc.*                                $      385,588
   8,353    Rofin-Sinar Technologies, Inc.*                              246,581
  12,847    SS&C Technologies, Inc.                                      326,442
  16,011    Syntel, Inc.                                                 256,816
  11,481    THQ, Inc.*                                                   289,551
  13,315    Transaction Systems Architects, Inc.*                        276,020
  73,353    VeriSign, Inc.*                                            1,940,920
                                                                  --------------
                                                                      32,744,936
                                                                  --------------
            MATERIALS--0.7%
   5,327    Sigma-Aldrich Corp.                                          311,257
   2,168    Silgan Holdings, Inc.                                        132,638
                                                                  --------------
                                                                         443,895
                                                                  --------------
            TELECOMMUNICATIONS--3.4%
   9,880    Commonwealth Telephone Enterprises, Inc.                     459,025
  13,021    Comtech Telecommunications Corp.*                            457,167
  36,746    Nextel Communications, Inc., Class A*                      1,028,520
  50,837    Westell Technologies, Inc., Class A*                         263,336
                                                                  --------------
                                                                       2,208,048
                                                                  --------------
            TOTAL INVESTMENTS
            (Cost $64,716,429)--99.9%                                 65,712,636
            Other assets less liabilities--0.1%                           34,419
                                                                  --------------
            NET ASSETS--100.0%                                    $   65,747,055
                                                                  ==============

* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY (UNAUDITED)

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO
APRIL 30, 2005

     - INCEPTION DATE

     12/09/04

     - SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

     INFORMATION TECHNOLOGY                       31.9

     TELECOMMUNICATIONS                           24.1

     ENERGY                                       14.9

     MATERIALS                                    11.3

     UTILITIES                                     4.9

     FINANCIALS                                    4.6

     INDUSTRIALS                                   4.2

     CONSUMER DISCRETIONARY                        3.5

     HEALTH CARE                                   0.2

     OTHER                                         0.4

     - COUNTRY OF INCORPORATION (% OF THE FUND'S NET ASSETS)

     CHINA                                        37.6

     CAYMAN ISLANDS                               25.7

     HONG KONG                                    22.0

     UNITED STATES                                 7.2

     BRITISH VIRGIN ISLANDS                        3.3

     BERMUDA                                       3.0

     SOUTH KOREA                                   0.6

     ANTIGUA                                       0.2

     OTHER                                         0.4

     - PORTFOLIO STATISTICS

     NET ASSETS ($MILLION): $49.4

SCHEDULE OF INVESTMENTS

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO
APRIL 30, 2005

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS--99.6%
            CONSUMER DISCRETIONARY--3.5%
  46,169    Brilliance China Automotive Holdings Ltd. ADR         $      787,643
  28,411    China Automotive Systems, Inc.*                              198,877
  44,477    China Yuchai International Ltd.*                             463,895
  17,272    Deswell Industries, Inc.                                     258,389
                                                                  --------------
                                                                       1,708,804
                                                                  --------------
            ENERGY--14.9%
  56,330    China Petroleum and Chemical Corp. ADR                     2,207,573
  54,039    CNOOC Ltd. ADR                                             2,908,378
  37,618    PetroChina Co. Ltd. ADR                                    2,246,171
                                                                  --------------
                                                                       7,362,122
                                                                  --------------
            FINANCIALS--4.6%
  85,440    China Life Insurance Co. Ltd. ADR*                         2,259,034
                                                                  --------------
            HEALTH CARE--0.2%
  43,760    Sinovac Biotech Ltd.*                                        110,275
                                                                  --------------
            INDUSTRIALS--4.2%
  34,716    51job, Inc. ADR*                                             591,213
  19,722    China Eastern Airlines Corp. Ltd. ADR                        359,927
  29,556    China Southern Airlines Co. Ltd. ADR                         496,836
  36,027    Guangshen Railway Co. Ltd. ADR                               615,342
                                                                  --------------
                                                                       2,063,318
                                                                  --------------
            INFORMATION TECHNOLOGY--31.9%
 170,401    ASAT Holdings Ltd. ADR*                                      158,473
  58,475    AsiaInfo Holdings, Inc.*                                     284,189
  25,002    China Finance Online Co. Ltd. ADR*                           147,012
 139,321    China.com Corp., Class A*                                    390,099
  31,918    Comtech Group, Inc.*                                         171,719
  19,778    Ctrip.com International Ltd. ADR*                            867,859
  17,959    eLong, Inc. ADR*                                             156,064
  26,417    INTAC International, Inc.*                                   325,722
  39,644    International DisplayWorks, Inc.*                            346,489
  43,105    Kongzhong Corp. ADR*                                         301,735
  53,696    Nam Tai Electronics, Inc.                                  1,243,062
  39,018    Netease.com, Inc. ADR*                                     1,927,098
  43,284    Ninetowns Digital World Trade Holdings Ltd. ADR*             372,329
  10,598    PacificNet, Inc.*                                             75,670
  23,564    Radica Games Ltd.                                            213,254
 233,416    Semiconductor Manucfaturing International Corp. ADR*       2,233,790
  77,098    Shanda Interactive Entertainment Ltd. ADR*                 2,480,242
  63,529    SINA Corp.*                                                1,745,141
  45,932    Sohu.com, Inc.*                                              787,734
  30,439    The9 Ltd. ADR*                                               557,034
  61,294    Tom Online, Inc. ADR*                                        712,236
  54,411    Webzen, Inc. ADR                                             275,864
                                                                  --------------
                                                                      15,772,815
                                                                  --------------
            MATERIALS--11.3%
  38,843    Aluminum Corp. of China Ltd. ADR                      $    2,121,216
  12,143    Jilin Chemical Industrial Co. Ltd. ADR*                      263,503
  29,325    Sinopec Shanghai Petrochemical Co. Ltd. ADR                1,080,626
  30,810    Yanzhou Coal Mining Co. Ltd. ADR                           2,125,891
                                                                  --------------
                                                                       5,591,236
                                                                  --------------
            TELECOMMUNICATIONS--24.1%
 189,301    China Mobile (Hong Kong) Ltd. ADR                          3,369,559
  82,368    China Netcom Group Corp. (Hong Kong) Ltd. ADR*             2,203,344
  65,330    China Telecom Corp. Ltd. ADR                               2,232,979
 296,223    China Unicom Ltd. ADR                                      2,399,406
  31,480    Linktone Ltd. ADR*                                           216,582
  22,828    Qiao Xing Universal Telephone, Inc.*                         118,021
 143,820    UTStarcom, Inc.*                                           1,367,728
                                                                  --------------
                                                                      11,907,619
                                                                  --------------
            UTILITIES--4.9%
  78,959    Huaneng Power International, Inc. ADR                      2,401,933
                                                                  --------------
            TOTAL INVESTMENTS
            (Cost $53,093,969)--99.6%                                 49,177,156
            Other assets less liabilities--0.4%                          206,898
                                                                  --------------
            NET ASSETS--100.0%                                    $   49,384,054
                                                                  ==============

ADR American Depositary Receipt.
* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY (UNAUDITED)

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORFOLIO
APRIL 30, 2005

     - INCEPTION DATE

     12/09/04

     - SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

     FINANCIALS                                   50.8

     UTILITIES                                    33.3

     CONSUMER STAPLES                              7.8

     TELECOMMUNICATIONS                            2.7

     HEALTH CARE                                   2.4

     INDUSTRIALS                                   1.6

     CONSUMER DISCRETIONARY                        1.3

     OTHER                                         0.1

     - PORTFOLIO STATISTICS

     NET ASSETS ($MILLION): $314.2

SCHEDULE OF INVESTMENTS

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO
APRIL 30, 2005

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS--99.9%
            CONSUMER DISCRETIONARY--1.3%
 114,820    May Department Stores Co.                             $    4,027,886
                                                                  --------------
            CONSUMER STAPLES--7.8%
 107,777    Altria Group, Inc.                                         7,004,427
 234,255    ConAgra Foods, Inc.                                        6,266,321
 261,805    Sara Lee Corp.                                             5,600,009
 122,661    Universal Corp.                                            5,599,475
                                                                  --------------
                                                                      24,470,232
                                                                  --------------
            FINANCIALS--50.8%
 231,949    AmSouth Bancorp.                                           6,104,898
 222,603    Arthur J. Gallagher & Co.                                  6,197,268
 273,623    BancorpSouth, Inc.                                         5,792,599
 142,358    Bank of America Corp.                                      6,411,804
 143,531    BB&T Corp.                                                 5,627,851
 130,265    Citigroup, Inc.                                            6,117,244
 109,201    Comerica, Inc.                                             6,252,849
 410,171    F.N.B. Corp.                                               7,772,739
 580,836    First Commonwealth Financial Corp.                         7,643,802
 188,352    First Indiana Corp.                                        4,671,130
 224,970    First Merchants Corp.                                      5,718,737
 257,689    FirstMerit Corp.                                           6,321,111
 194,627    Hudson United Bancorp                                      6,667,921
 190,157    KeyCorp                                                    6,305,606
 124,983    Marsh & McLennan Cos., Inc.                                3,503,273
 193,152    National City Corp.                                        6,559,442
 311,151    Old National Bancorp                                       5,939,873
 197,564    Regions Financial Corp.                                    6,616,418
 197,571    Sky Financial Group, Inc.                                  5,156,603
 269,044    Susquehanna Bancshares, Inc.                               5,657,995
 220,745    Valley National Bancorp                                    5,472,269
 226,420    Washington Federal, Inc.                                   5,046,902
 175,366    Washington Mutual, Inc.                                    7,246,123
  84,433    Wells Fargo & Co.                                          5,060,914
 211,977    WesBanco, Inc.                                             5,695,822
 108,517    Whitney Holding Corp.                                      4,912,565
 143,785    Wilmington Trust Corp.                                     5,082,800
                                                                  --------------
                                                                     159,556,558
                                                                  --------------
            HEALTH CARE--2.4%
 219,428    Merck & Co., Inc.                                          7,438,609
                                                                  --------------
            INDUSTRIALS--1.6%
 394,176    ServiceMaster (The) Co.                                    5,057,278
                                                                  --------------
            TELECOMMUNICATIONS--2.7%
 363,556    SBC Communications, Inc.                                   8,652,633
                                                                  --------------
            UTILITIES--33.3%
 218,746    American States Water Co.                                  5,556,148
 273,591    Atmos Energy Corp.                                         7,195,443
 174,917    Black Hills Corp.                                          5,996,155
 194,735    Consolidated Edison, Inc.                                  8,428,131
 199,628    MGE Energy, Inc.                                      $    6,651,605
 216,708    National Fuel Gas Co.                                      5,900,959
 211,652    Nicor, Inc.                                                7,824,774
 287,941    Otter Tail Corp.                                           7,066,072
 199,862    Peoples Energy Corp.                                       7,914,535
 273,598    Piedmont Natural Gas Co., Inc.                             6,279,074
 164,658    Pinnacle West Capital Corp.                                6,899,170
 210,022    Progress Energy, Inc.                                      8,818,825
 260,401    Vectren Corp.                                              7,033,431
 218,531    WGL Holdings, Inc.                                         6,623,675
 124,055    WPS Resources Corp.                                        6,541,420
                                                                  --------------
                                                                     104,729,417
                                                                  --------------
            TOTAL INVESTMENTS
            (Cost $322,272,216)--99.9%                               313,932,613
            Other assets less liabilities--0.1%                          312,576
                                                                  --------------
            NET ASSETS--100.0%                                    $  314,245,189
                                                                  ==============

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY (UNAUDITED)

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO
APRIL 30, 2005

     - INCEPTION DATE

     03/03/05

     - SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

     INFORMATION TECHNOLOGY                       32.9

     UTILITIES                                    23.6

     ENERGY                                       16.2

     INDUSTRIALS                                  12.5

     MATERIALS                                     8.3

     HEALTH CARE                                   2.9

     CONSUMER DISCRETIONARY                        2.0

     CONSUMER STAPLES                              1.8

     OTHER                                        (0.2)

     - COUNTRY OF INCORPORATION (% OF THE FUND'S NET ASSETS)

     UNITED STATES                                86.5

     CANADA                                        5.3

     UNITED KINGDOM                                5.1

     JAPAN                                         3.3

     OTHER                                        (0.2)

     - PORTFOLIO STATISTICS

     NET ASSETS ($MILLION): $27.0

SCHEDULE OF INVESTMENTS

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO
APRIL 30, 2005

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS--100.2%
            CONSUMER DISCRETIONARY--2.0%
 168,128    IMPCO Technologies, Inc.*                             $      531,284
                                                                  --------------
            CONSUMER STAPLES--1.8%
  55,801    MGP Ingredients, Inc.                                        489,933
                                                                  --------------
            ENERGY--16.2%
 178,783    Ballard Power Systems, Inc. (Canada)*                        693,678
 140,851    Evergreen Solar, Inc.*                                       769,750
  90,195    FuelCell Energy, Inc.*                                       721,560
 195,422    Hydrogenics Corp. (Canada)*                                  732,833
 135,563    Plug Power, Inc.*                                            752,375
 199,304    Quantum Fuel Systems Technologies Worldwide, Inc.*           705,536
                                                                  --------------
                                                                       4,375,732
                                                                  --------------
            HEALTH CARE--2.9%
  31,473    Intermagnetics General Corp.*                                772,977
                                                                  --------------
            INDUSTRIALS--12.5%
  30,207    American Power Conversion Corp.                              732,822
  69,960    C&D Technologies, Inc.                                       491,819
 139,283    Magnetek, Inc.*                                              504,204
  63,851    Medis Technologies Ltd.*                                     851,773
  51,415    Ultralife Batteries, Inc.*                                   806,701
                                                                  --------------
                                                                       3,387,319
                                                                  --------------
            INFORMATION TECHNOLOGY--32.9%
  74,956    American Superconductor Corp.*                               655,865
  35,864    Cree, Inc.*                                                  867,550
 113,154    Echelon Corp.*                                               711,739
 300,950    Emcore Corp.*                                                878,774
  17,119    International Rectifier Corp.*                               728,242
  28,091    Itron, Inc.*                                               1,013,242
  12,318    KYOCERA Corp. ADR (Japan)                                    900,815
  98,997    Maxwell Technologies, Inc.                                   765,247
 197,994    Mechanical Technology, Inc.*                                 861,274
  37,278    Power Integrations, Inc.*                                    810,797
 204,428    UQM Technologies, Inc.*                                      695,055
                                                                  --------------
                                                                       8,888,600
                                                                  --------------
            MATERIALS--8.3%
   7,118    Air Products & Chemicals, Inc.                               418,040
  11,658    BOC Group PLC ADR (United Kingdom)                           437,175
   9,415    Praxair, Inc.                                                440,904
  75,175    Zoltek Cos., Inc.*                                           952,468
                                                                  --------------
                                                                       2,248,587
                                                                  --------------
            UTILITIES--23.6%
 281,262    Active Power, Inc.*                                          734,094
 213,440    Calpine Corp.*                                               382,058
 586,266    Capstone Turbine Corp.*                                      662,481
  26,680    Central Vermont Public Service Corp.                         563,215
 253,610    Distributed Energy Systems Corp.*                            664,458
  41,721    Energy Conversion Devices, Inc.*                             940,390
  21,497    IDACORP, Inc.                                         $      579,989
  58,627    Ormat Technologies, Inc.                                     917,513
  28,919    Scottish Power PLC ADR (United Kingdom)                      938,422
                                                                  --------------
                                                                       6,382,620
                                                                  --------------
            TOTAL INVESTMENTS
            (Cost $31,312,842)--100.2%                                27,077,052
            Liabilities in excess of other assets--(0.2%)                (64,615)
                                                                  --------------
            NET ASSETS--100.0%                                    $   27,012,437
                                                                  ==============

ADR American Depositary Receipt.
* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY (UNAUDITED)

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO
APRIL 30, 2005

     - INCEPTION DATE

     03/03/05

     - SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

     INFORMATION TECHNOLOGY                       28.6

     CONSUMER DISCRETIONARY                       26.7

     HEALTH CARE                                  22.8

     INDUSTRIALS                                  10.8

     FINANCIALS                                    6.1

     CONSUMER STAPLES                              5.0

     OTHER                                         0.0

     - PORTFOLIO STATISTICS

     NET ASSETS ($MILLION): $8.5

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO
APRIL 30, 2005

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS--100.0%
            CONSUMER DISCRETIONARY--26.7%
  3,419     Bed Bath & Beyond, Inc.*                              $      127,221
  2,372     Carnival Corp.                                               115,943
  9,074     Comcast Corp.*                                               291,366
  2,085     Harley-Davidson, Inc.                                         98,037
  2,059     Hershey (The) Co.                                            131,570
  7,535     Home Depot, Inc.                                             266,513
  4,196     International Game Technology                                112,830
  2,162     Lowe's Cos., Inc.                                            112,662
  2,045     Marriott International, Inc., Class A                        128,324
  1,385     McGraw-Hill (The) Cos., Inc.                                 120,606
  1,479     NIKE, Inc., Class B                                          113,602
  5,941     Staples, Inc.                                                113,295
  2,501     Starbucks Corp.*                                             123,850
  2,265     Starwood Hotels & Resorts Worldwide, Inc.                    123,080
 10,605     Walt Disney Co.                                              279,972
                                                                  --------------
                                                                       2,258,871
                                                                  --------------
            CONSUMER STAPLES--5.0%
  3,051     Avon Products, Inc.                                          122,284
  5,835     Gillette (The) Co.                                           301,319
                                                                  --------------
                                                                         423,603
                                                                  --------------
            FINANCIALS--6.1%
  3,369     AFLAC, Inc.                                                  136,950
  1,843     Franklin Resources, Inc.                                     126,577
  1,529     Moody's Corp.                                                125,592
  2,694     SLM Corp.                                                    128,342
                                                                  --------------
                                                                         517,461
                                                                  --------------
            HEALTH CARE--22.8%
  1,776     Aetna, Inc.                                                  130,305
  4,823     Amgen, Inc.*                                                 280,747
  2,145     Becton Dickinson & Co.                                       125,525
  3,323     Caremark Rx, Inc.*                                           133,086
  3,659     Gilead Sciences, Inc.*                                       135,749
  1,747     Guidant Corp.                                                129,418
  5,643     Medtronic, Inc.                                              297,386
  3,212     St. Jude Medical, Inc.*                                      125,364
  3,343     UnitedHealth Group, Inc.                                     315,948
  1,059     WellPoint, Inc.*                                             135,287
  1,508     Zimmer Holdings, Inc.*                                       122,781
                                                                  --------------
                                                                       1,931,596
                                                                  --------------
            INDUSTRIALS--10.8%
  3,543     3M Co.                                                       270,933
  2,387     Danaher Corp.                                                120,854
  1,926     Emerson Electric Co.                                         120,702
  3,354     Raytheon Co.                                                 126,144
  3,857     United Parcel Service, Inc., Class B                         275,043
                                                                  --------------
                                                                         913,676
                                                                  --------------
            INFORMATION TECHNOLOGY--28.6%
  2,084     Adobe Systems, Inc.                                   $      123,935
  2,877     Apple Computer, Inc.*                                        103,745
  3,001     Automatic Data Processing, Inc.                              130,363
 17,397     Cisco Systems, Inc.*                                         300,621
  7,425     Dell, Inc.*                                                  258,613
 10,019     EMC Corp.*                                                   131,449
 12,591     Intel Corp.                                                  296,140
 11,772     Microsoft Corp.                                              297,833
 22,947     Oracle Corp.*                                                265,267
  8,407     QUALCOMM, Inc.                                               293,320
  5,845     Symantec Corp.*                                              109,769
  5,305     VERITAS Software Corp.*                                      109,230
                                                                  --------------
                                                                       2,420,285
                                                                  --------------
            TOTAL INVESTMENTS
            (Cost $8,845,815)--100.0%                                  8,465,492
            Other assets less liabilities--0.0%                            1,563
                                                                  --------------
            NET ASSETS--100.0%                                    $    8,467,055
                                                                  ==============

* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY (UNAUDITED)

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO
APRIL 30, 2005

     - INCEPTION DATE

     03/03/05

     - SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

     FINANCIALS                                   33.4

     ENERGY                                       16.6

     CONSUMER STAPLES                             12.4

     TELECOMMUNICATIONS                            9.7

     HEALTH CARE                                   8.6

     INFORMATION TECHNOLOGY                        6.2

     UTILITIES                                     4.6

     MATERIALS                                     4.1

     INDUSTRIALS                                   2.9

     CONSUMER DISCRETIONARY                        1.3

     OTHER                                         0.2

     - PORTFOLIO STATISTICS

     NET ASSETS ($MILLION): $10.2

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO
APRIL 30, 2005

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS--99.8%
            CONSUMER DISCRETIONARY--1.3%
  4,536     McDonald's Corp.                                      $      132,950
                                                                  --------------
            CONSUMER STAPLES--12.4%
  5,299     Altria Group, Inc.                                           344,382
  5,341     Campbell Soup Co.                                            158,841
  2,863     General Mills, Inc.                                          141,432
  2,226     Kimberly-Clark Corp.                                         139,014
 10,311     Kraft Foods, Inc., Class A                                   334,180
  6,524     Sara Lee Corp.                                               139,548
                                                                  --------------
                                                                       1,257,397
                                                                  --------------
            ENERGY--16.6%
  3,059     Burlington Resources, Inc.                                   148,698
  5,649     ChevronTexaco Corp.                                          293,748
  3,136     ConocoPhillips                                               328,809
  3,227     Devon Energy Corp.                                           145,764
  5,656     Exxon Mobil Corp.                                            322,562
  2,121     Occidental Petroleum Corp.                                   146,349
  2,793     Unocal Corp.                                                 152,358
  2,149     Valero Energy Corp.                                          147,271
                                                                  --------------
                                                                       1,685,559
                                                                  --------------
            FINANCIALS--33.4%
  2,779     Allstate (The) Corp.                                         156,069
  7,483     Bank of America Corp.                                        337,034
  3,787     BB&T Corp.                                                   148,488
  1,876     Chubb (The) Corp.                                            153,419
  4,249     Countrywide Financial Corp.                                  153,771
  5,278     Genworth Financial, Inc.                                     147,520
  4,501     KeyCorp                                                      149,253
  1,645     Lehman Brothers Holdings, Inc.                               150,879
  1,505     M&T Bank Corp.                                               155,692
  5,880     MBNA Corp.                                                   116,130
  5,194     Mellon Financial Corp.                                       143,822
  3,612     MetLife, Inc.                                                140,507
  4,158     National City Corp.                                          141,206
  3,822     Principal Financial Group, Inc.                              149,364
  2,590     Prudential Financial, Inc.                                   148,019
 11,599     U.S. Bancorp                                                 323,612
  6,587     Wachovia Corp.                                               337,123
  5,789     Wells Fargo & Co.                                            346,994
                                                                  --------------
                                                                       3,398,902
                                                                  --------------
            HEALTH CARE--8.6%
  1,652     CIGNA Corp.                                                  151,951
 10,808     Merck & Co., Inc.                                            366,391
 13,090     Pfizer, Inc.                                                 355,655
                                                                  --------------
                                                                         873,997
                                                                  --------------
            INDUSTRIALS--2.9%
  2,961     Burlington Northern Santa Fe Corp.                           142,868
  1,428     General Dynamics Corp.                                       150,012
                                                                  --------------
                                                                         292,880
                                                                  --------------
            INFORMATION TECHNOLOGY--6.2%
 16,912     Hewlett-Packard Co.                                   $      346,188
  3,731     International Business Machines Corp.                        284,974
                                                                  --------------
                                                                         631,162
                                                                  --------------
            MATERIALS--4.1%
  2,674     Dow Chemical (The) Co.                                       122,817
  2,058     PPG Industries, Inc.                                         139,018
  2,212     Weyerhaeuser Co.                                             151,765
                                                                  --------------
                                                                         413,600
                                                                  --------------
            TELECOMMUNICATIONS--9.7%
  2,618     ALLTEL Corp.                                                 149,121
  7,644     AT&T Corp.                                                   146,230
 14,308     SBC Communications, Inc.                                     340,530
  9,737     Verizon Communications, Inc.                                 348,585
                                                                  --------------
                                                                         984,466
                                                                  --------------
            UTILITIES--4.6%
  4,494     American Electric Power Co., Inc.                            158,279
  3,654     FirstEnergy Corp.                                            159,021
  4,648     Southern (The) Co.                                           153,152
                                                                  --------------
                                                                         470,452
                                                                  --------------
            TOTAL INVESTMENTS
            (Cost $10,434,433)--99.8%                                 10,141,365
            Other assets less liabilities--0.2%                           24,574
                                                                  --------------
            NET ASSETS--100.0%                                    $   10,165,939
                                                                  ==============

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY (UNAUDITED)

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO
APRIL 30, 2005

     - INCEPTION DATE

     03/03/05

     - SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

     INFORMATION TECHNOLOGY                       22.1

     CONSUMER DISCRETIONARY                       21.1

     HEALTH CARE                                  16.3

     INDUSTRIALS                                  15.0

     FINANCIALS                                   11.2

     CONSUMER STAPLES                              4.6

     UTILITIES                                     3.8

     MATERIALS                                     3.5

     TELECOMMUNICATIONS                            1.3

     ENERGY                                        1.1

     OTHER                                         0.0

     - PORTFOLIO STATISTICS

     NET ASSETS ($MILLION): $8.3

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO
APRIL 30, 2005

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS--100.0%
            CONSUMER DISCRETIONARY--21.1%
  1,886     American Eagle Outfitters, Inc.                       $       49,451
 14,072     Caesars Entertainment, Inc.*                                 280,736
 10,250     Coach, Inc.*                                                 274,700
  1,675     Education Management Corp.*                                   46,900
  2,518     Harman International Industries, Inc.                        197,864
 13,500     Hilton Hotels Corp.                                          294,706
    943     Hovnanian Enterprises, Inc. Class A*                          47,876
  2,894     Marvel Enterprises, Inc.*                                     56,722
  1,606     Michaels Stores, Inc.                                         53,319
  2,008     Pacific Sunwear of California, Inc.*                          45,401
  1,641     Penn National Gaming, Inc.*                                   51,692
  1,430     Petco Animal Supplies, Inc.*                                  44,759
  1,515     Sonic Corp.*                                                  48,541
    308     Washington Post (The) Co., Class B                           266,189
                                                                  --------------
                                                                       1,758,856
                                                                  --------------
            CONSUMER STAPLES--4.6%
  2,042     7-Eleven, Inc.*                                               47,762
    985     Alberto-Culver Co.                                            43,833
    940     Constellation Brands, Inc., Class A*                          49,547
  6,434     Estee Lauder (The) Cos., Inc. Class A                        247,130
                                                                  --------------
                                                                         388,272
                                                                  --------------
            ENERGY--1.1%
  1,032     Cal Dive International, Inc.*                                 45,903
  1,481     FMC Technologies, Inc.*                                       44,919
                                                                  --------------
                                                                          90,822
                                                                  --------------
            FINANCIALS--11.2%
    650     BlackRock, Inc., Class A                                      48,724
  1,360     Chicago Mercantile Exchange Holdings, Inc.                   265,906
  1,256     Doral Financial Corp.                                         17,647
  1,909     Eaton Vance Corp.                                             44,728
  3,560     Legg Mason, Inc.                                             252,262
  1,392     SEI Investments Co.                                           45,672
  4,756     T. Rowe Price Group, Inc.                                    262,389
                                                                  --------------
                                                                         937,328
                                                                  --------------
            HEALTH CARE--16.3%
  1,274     AMERIGROUP Corp.*                                             44,743
  1,084     Barr Pharmaceuticals, Inc.*                                   56,216
  4,193     C. R. Bard, Inc.                                             298,416
    996     Cerner Corp.*                                                 57,828
    809     Coventry Health Care, Inc.*                                   55,360
  1,204     DaVita, Inc.*                                                 48,521
    927     DENTSPLY International, Inc.                                  50,670
  2,333     Endo Pharmaceuticals Holdings, Inc.*                          46,310
  3,702     Express Scripts, Inc.*                                       331,847
  1,266     Lincare Holdings, Inc.*                                       54,033
  2,260     PerkinElmer, Inc.                                             41,810
  1,859     Thermo Electron Corp.*                                        46,438
  5,829     Waters Corp.*                                                231,003
                                                                  --------------
                                                                       1,363,195
                                                                  --------------
            INDUSTRIALS--15.0%
  1,353     Ametek, Inc.                                          $       51,238
  2,268     Copart, Inc.*                                                 49,170
  1,344     Graco, Inc.                                                   45,387
    901     Harsco Corp.                                                  48,339
  1,311     IDEX Corp.                                                    48,835
  1,111     JB Hunt Transport Services, Inc.                              43,429
  4,026     L-3 Communications Holdings, Inc.                            285,724
  1,455     Landstar System. Inc..*                                       44,596
  1,153     Manpower, Inc.                                                44,448
    682     Precision Castparts Corp.                                     50,236
  4,729     Rockwell Automation, Inc.                                    218,622
  6,127     Rockwell Collins, Inc.                                       281,107
  1,170     Terex Corp.*                                                  43,735
                                                                  --------------
                                                                       1,254,866
                                                                  --------------
            INFORMATION TECHNOLOGY--22.1%
  3,118     Activision, Inc.*                                             45,086
  2,244     Acxiom Corp.                                                  42,636
  1,319     Alliance Data Systems Corp.*                                  53,288
  1,263     Amphenol Corp., Class A                                       49,813
  9,585     Autodesk, Inc.                                               305,090
 20,009     Avaya, Inc.*                                                 173,678
  2,351     Citrix Systems, Inc.*                                         52,898
  7,481     Compuware Corp.*                                              44,512
  1,591     FactSet Research Systems, Inc.                                44,166
  7,606     Fiserv, Inc.*                                                321,733
  2,822     Ingram Micro, Inc. Class A*                                   47,015
  2,475     Interactive Data Corp.*                                       49,624
  2,061     McAfee, Inc.*                                                 43,096
  7,465     NCR Corp.*                                                   246,344
  1,261     QLogic Corp.*                                                 41,916
 10,300     Verisign, Inc.*                                              272,537
                                                                  --------------
                                                                       1,833,432
                                                                  --------------
            MATERIALS--3.5%
  9,044     Ecolab, Inc.                                                 295,829
                                                                  --------------
            TELECOMMUNICATIONS--1.3%
  2,540     Nextel Partners, Inc., Class A*                               59,741
  1,531     West Corp.*                                                   49,589
                                                                  --------------
                                                                         109,330
                                                                  --------------
            UTILITIES--3.8%
 17,326     AES (The) Corp.*                                             278,602
  1,335     NRG Energy, Inc.*                                             41,519
                                                                  --------------
                                                                         320,121
                                                                  --------------
            TOTAL INVESTMENTS
            (Cost $8,924,522)--100.0%                                  8,352,051
            Liabilities in excess of other assets--0.0%                   (3,011)
                                                                  --------------
            NET ASSETS--100.0%                                    $    8,349,040
                                                                  ==============

* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY (UNAUDITED)

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO
APRIL 30, 2005

     - INCEPTION DATE

     03/03/05

     - SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

     FINANCIALS                                   35.3

     UTILITIES                                    20.9

     CONSUMER DISCRETIONARY                       17.0

     INDUSTRIALS                                   7.2

     MATERIALS                                     5.4

     INFORMATION TECHNOLOGY                        4.8

     ENERGY                                        4.1

     CONSUMER STAPLES                              3.3

     HEALTH CARE                                   0.6

     TELECOMMUNICATIONS                            0.5

     OTHER                                         0.9

     - PORTFOLIO STATISTICS

     NET ASSETS ($MILLION): $10.1

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO
APRIL 30, 2005

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS--99.1%
            CONSUMER DISCRETIONARY--17.0%
  3,006     AutoNation, Inc.*                                     $       54,920
    713     Black & Decker (The) Corp.                                    59,628
  9,599     Eastman Kodak Co.                                            239,975
  5,753     Federated Department Stores, Inc.                            330,798
  7,371     Genuine Parts Co.                                            316,216
    964     KB Home                                                       54,948
  1,113     Nordstrom, Inc.                                               56,574
  1,980     RadioShack Corp.                                              49,441
    846     Ryland Group, Inc.                                            51,944
  3,366     Sears Holding Corp.*                                         455,217
    974     V.F. Corp.                                                    55,119
                                                                  --------------
                                                                       1,724,780
                                                                  --------------
            CONSUMER STAPLES--3.3%
  1,874     Hormel Foods Corp.                                            58,356
  6,115     UST, Inc.                                                    280,067
                                                                  --------------
                                                                         338,423
                                                                  --------------
            ENERGY--4.1%
  7,427     EOG Resources, Inc.                                          353,154
    600     Sunoco, Inc.                                                  59,556
                                                                  --------------
                                                                         412,710
                                                                  --------------
            FINANCIALS--35.3%
  1,369     A.G. Edwards, Inc.                                            54,363
  1,653     Allmerica Financial Corp.*                                    55,491
  4,227     AMBAC Financial Group, Inc.                                  282,575
  1,926     American Financial Group, Inc.                                59,879
  1,235     AmerUs Group Co.                                              58,057
 13,426     AON Corp.                                                    279,932
  1,466     BOK Financial Corp.                                           61,352
  7,716     Cincinnati Financial Corp.                                   310,492
    861     City National Corp.                                           60,701
  5,759     Comerica, Inc.                                               329,760
  1,245     Commerce Bancshares, Inc.                                     59,997
    874     Commerce Group, Inc.                                          51,636
  1,283     Compass Bancshares, Inc.                                      55,195
  2,016     Federated Investors, Inc.                                     57,355
  9,743     Fidelity National Financial, Inc.                            312,848
  1,631     First American Corp.                                          58,390
  2,289     Fremont General Corp.                                         49,648
  2,276     Hibernia Corp., Class A                                       71,079
  1,192     Mercantile Bankshares Corp.                                   60,566
  1,062     Mercury General Corp.                                         56,137
  1,579     Nationwide Financial Services, Inc., Class A                  55,944
 12,472     Popular, Inc.                                                288,602
  1,459     Protective Life Corp.                                         55,792
  1,221     Radian Group Inc.                                             54,249
  1,958     Raymond James Financial, Inc.                                 52,807
  1,270     Reinsurance Group of America, Inc.                            56,794
  1,221     SAFECO Corp.                                                  64,310
    681     StanCorp Financial Group, Inc.                                52,110
  5,428     UnionBanCal Corp.                                     $      334,148
  1,702     W. R. Berkley Corp.                                           55,315
  1,176     WFS Financial, Inc.*                                          52,861
    884     Zions Bancorp.                                                61,907
                                                                  --------------
                                                                       3,570,292
                                                                  --------------
            HEALTH CARE--0.6%
  2,869     Applera Corp. - Applied Biosystems Group                      60,823
                                                                  --------------
            INDUSTRIALS--7.2%
  1,271     CNF, Inc.                                                     54,335
  4,747     Eaton Corp.                                                  278,412
  4,231     Textron, Inc.                                                318,806
  1,100     United Defense Industries, Inc.                               81,378
                                                                  --------------
                                                                         732,931
                                                                  --------------
            INFORMATION TECHNOLOGY--4.8%
  7,152     Computer Sciences Corp.*                                     310,969
  2,130     Reynolds & Reynolds (The) Co., Class A                        56,168
  1,830     Storage Technology Corp.*                                     50,874
  5,314     Western Digital Corp.*                                        67,435
                                                                  --------------
                                                                         485,446
                                                                  --------------
            MATERIALS--5.4%
  1,150     AptarGroup, Inc.                                              55,465
  1,318     Ball Corp.                                                    52,061
  1,009     Eastman Chemical Co.                                          54,486
  1,187     FMC Corp.*                                                    58,163
  3,268     Phelps Dodge Corp.                                           280,557
    977     United States Steel Corp.                                     41,777
                                                                  --------------
                                                                         542,509
                                                                  --------------
            TELECOMMUNICATIONS--0.5%
  1,750     CenturyTel, Inc.                                              53,708
                                                                  --------------
            UTILITIES--20.9%
  6,419     Constellation Energy Group, Inc.                             337,382
  2,311     DPL, Inc.                                                     58,792
 10,244     Edison International                                         371,856
  2,073     National Fuel Gas Co.                                         56,448
  1,051     NSTAR                                                         56,901
  2,253     OGE Energy Corp.                                              62,183
  2,024     ONEOK, Inc.                                                   58,413
  6,053     PPL Corp.                                                    328,436
  8,287     Sempra Energy                                                334,629
  1,338     UGI Corp.                                                     67,208
  2,553     Westar Energy, Inc                                            58,464
 18,668     Xcel Energy, Inc.                                            320,716
                                                                  --------------
                                                                       2,111,428
                                                                  --------------
            TOTAL INVESTMENTS
            (Cost $10,464,564)--99.1%                                 10,033,050
            Other assets less liabilities--0.9%                           92,769
                                                                  --------------
            NET ASSETS--100.0%                                    $   10,125,819
                                                                  ==============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY (UNAUDITED)

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO
APRIL 30, 2005

     - INCEPTION DATE

     03/03/05

     - SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

     INFORMATION TECHNOLOGY                       32.4

     HEALTH CARE                                  23.6

     INDUSTRIALS                                  16.9

     CONSUMER DISCRETIONARY                       13.2

     ENERGY                                        5.2

     FINANCIALS                                    4.4

     TELECOMMUNICATIONS                            3.9

     CONSUMER STAPLES                              0.5

     OTHER                                        (0.1)

     - PORTFOLIO STATISTICS

     NET ASSETS ($MILLION): $9.7

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO
APRIL 30, 2005

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS--100.1%
            CONSUMER DISCRETIONARY--13.2%
  7,735     Aeropostale, Inc.*                                    $      216,039
  8,519     Bebe Stores, Inc.                                            275,333
  1,883     Bluegreen Corp.*                                              26,117
  1,302     Bright Horizons Family Solutions, Inc.*                       44,125
  3,052     Guess ?, Inc.*                                                39,737
  4,130     Guitar Center, Inc.*                                         203,816
  2,373     Marine Products Corp.                                         31,086
  1,715     Navigant Consulting Co.*                                      40,251
 10,661     PRIMEDIA, Inc.*                                               47,122
  1,428     Shuffle Master, Inc.*                                         35,971
  2,786     Skechers U.S.A Inc., Class A*                                 34,101
  4,032     TeleTech Holdings, Inc.*                                      42,336
  1,855     Ventiv Health, Inc.*                                          38,677
  6,223     Walter Industries, Inc.                                      213,449
                                                                  --------------
                                                                       1,288,160
                                                                  --------------
            CONSUMER STAPLES--0.5%
  1,911     California Pizza Kitchen, Inc.*                               43,571
                                                                  --------------
            ENERGY--5.2%
    735     Hydril*                                                       38,661
  2,520     Superior Energy Services, Inc.*                               37,498
  9,513     Todco*                                                       211,664
  6,307     Universal Compression Holdings, Inc.*                        221,376
                                                                  --------------
                                                                         509,199
                                                                  --------------
            FINANCIALS--4.4%
  1,302     Bank of the Ozarks, Inc.                                      40,323
  2,009     Credit Acceptance Corp.*                                      37,669
  2,751     Danielson Holdings Corp.*                                     39,504
  1,141     Portfolio Recovery Associates, Inc.*                          41,019
  5,628     Silicon Valley Bancshares                                    266,767
                                                                  --------------
                                                                         425,282
                                                                  --------------
            HEALTH CARE--23.6%
  1,148     Advisory Board (The) Co.*                                     46,724
  1,897     Alexion Pharmaceuticals, Inc.*                                39,344
  3,829     Alliance Imaging, Inc.*                                       39,975
  1,344     American Healthways, Inc.*                                    50,198
 20,496     Beverly Enterprises, Inc.*                                   240,213
  7,378     Centene Corp.*                                               205,477
  2,709     CTI Molecular Imaging, Inc.*                                  55,616
  2,968     Dendrite International, Inc.*                                 45,767
  1,085     Haemonetics Corp.*                                            46,405
  1,190     Holologic, Inc.*                                              42,340
  8,260     Immucor, Inc.*                                               246,478
  5,138     Intuitive Surgical, Inc.*                                    220,626
  7,532     Kos Pharmaceuticals, Inc.*                                   362,815
  2,114     KV Pharmaceutical Co., Class A*                               49,468
  7,245     Mentor Corp.                                                 265,892
  5,432     Molina Healthcare, Inc.*                              $      237,650
  1,393     SurModics, Inc.*                                              50,246
  1,113     United Surgical Partners International, Inc.*                 49,250
                                                                  --------------
                                                                       2,294,484
                                                                  --------------
            INDUSTRIALS--16.9%
  4,550     Actuant Corp., Class A*                                      193,785
  1,589     Applied Industrial Technologies, Inc.                         44,333
  2,646     Blount International, Inc.*                                   39,187
  2,681     DiamondCluster International, Inc.*                           33,378
  1,442     EDO Corp.                                                     43,015
  7,532     EGL, Inc.*                                                   146,949
  6,646     Engineered Support Systems, Inc.                             234,737
  1,533     Forward Air Corp.                                             36,884
  2,387     Gevity HR, Inc.                                               38,311
  2,002     Heico Corp.                                                   37,998
  1,323     Heidrick & Struggles International, Inc.*                     34,213
    770     HUB Group, Inc.*                                              42,350
  9,569     Knight Transportation, Inc.                                  202,193
  2,366     Korn/Ferry International*                                     34,070
  2,436     Labor Ready, Inc.*                                            40,657
  1,379     MTC Technologies, Inc.*                                       41,811
  4,242     Orbital Sciences Corp.*                                       39,535
  2,709     Rollins, Inc.                                                 53,476
  1,456     Teledyne Technologies, Inc.*                                  44,292
  2,296     TNS, Inc.*                                                    42,614
  2,576     WABTEC Corp.                                                  51,520
  7,134     WESCO International, Inc.*                                   172,500
                                                                  --------------
                                                                       1,647,808
                                                                  --------------
            INFORMATION TECHNOLOGY--32.4%
  1,239     ANSYS, Inc.*                                                  37,715
  6,433     Anteon International Corp.*                                  268,899
  5,271     Borland Software Corp.*                                       30,625
  4,690     CACI International, Inc., Class A*                           291,344
  1,498     Coherent, Inc.*                                               48,056
  3,703     Covansys Corp.*                                               37,363
  7,560     Digital River, Inc.*                                         201,096
    777     Dionex Corp.*                                                 33,372
  1,988     eFunds Corp.*                                                 43,458
  2,905     Epicor Software Corp.*                                        31,984
  1,883     Filenet Corp.*                                                49,900
  1,519     Intergraph Corp.*                                             44,917
  1,197     j2 Global Communications, Inc.*                               42,757
  7,581     MICROS Systems, Inc.*                                        300,588
    630     MicroStrategy, Inc.*                                          27,424
  1,393     MTS Systems Corp.                                             40,341
  3,675     NetIQ Corp.*                                                  39,396
  2,191     Omnivision Technologies, Inc.*                                30,674
 42,491     Parametric Technology Corp.*                                 226,052
 15,862     Quantum Corp.*                                                38,069
 17,619     Quest Software, Inc.*                                        208,961
  2,779     RSA Security, Inc.*                                           29,846

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS (CONTINUED)
  5,705     S1 Corp.*                                             $       30,122
 46,215     Sonus Networks, Inc.*                                        158,980
  4,067     SRA International, Inc., Class A*                            265,778
  1,862     SS&C Technologies, Inc.                                       47,313
  6,083     Tessera Technologies, Inc.*                                  161,564
  1,932     Transaction Systems Architects, Inc.*                         40,050
  3,515     ValueClick, Inc.*                                             36,415
  1,960     WebEx Communncations, Inc.*                                   42,767
  4,102     Websense, Inc.*                                              217,611
  3,283     Wind River Systems, Inc.*                                     42,613
                                                                  --------------
                                                                       3,146,050
                                                                  --------------
            TELECOMMUNICATIONS--3.9%
 19,523     Alamosa Holdings, Inc.*                                      253,604
  5,103     SBA Communications Corp.*                                     43,273
  6,286     Ubiquitel, Inc.*                                              45,448
  7,364     Westell Technologies, Inc., Class A*                          38,146
                                                                  --------------
                                                                         380,471
                                                                  --------------
            TOTAL INVESTMENTS
            (Cost $10,556,643)--100.1%                                 9,735,025
            Liabilities in excess of other assets--(0.1%)                 (7,797)
                                                                  --------------
            NET ASSETS--100.0%                                    $    9,727,228
                                                                  ==============

* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY (UNAUDITED)

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO
APRIL 30, 2005

     - INCEPTION DATE

     03/03/05

     - SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

     FINANCIALS                                   38.2

     CONSUMER DISCRETIONARY                       12.1

     MATERIALS                                    11.6

     HEALTH CARE                                   8.7

     INDUSTRIALS                                   8.5

     ENERGY                                        5.6

     UTILITIES                                     5.1

     CONSUMER STAPLES                              4.3

     INFORMATION TECHNOLOGY                        3.0

     TELECOMMUNICATIONS                            2.8

     OTHER                                         0.1

     - PORTFOLIO STATISTICS

     NET ASSETS ($MILLION): $9.7

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO
APRIL 30, 2005

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS--99.9%
            CONSUMER DISCRETIONARY--12.1%
  5,280     Argosy Gaming Co.*                                    $      242,564
  1,599     Burlington Coat Factory Warehouse Corp.                       44,052
  9,000     Catalina Marketing Corp.                                     209,250
  1,502     Cato (The) Corp.                                              38,601
  5,792     Charming Shoppes, Inc.*                                       43,092
  1,524     Genesco, Inc.*                                                39,213
  1,308     Jack in the Box, Inc.*                                        47,820
  1,432     K-Swiss, Inc., Class A                                        42,960
    819     M/I Schottenstein Homes, Inc.                                 37,428
  3,447     Meritage Homes Corp.*                                        218,162
  1,983     Movie Gallery, Inc.                                           53,600
  2,646     Russell Corp.                                                 46,331
  2,621     ShopKo Stores, Inc.*                                          62,799
  1,131     UniFirst Corp.                                                42,345
                                                                  --------------
                                                                       1,168,217
                                                                  --------------
            CONSUMER STAPLES--4.3%
  5,754     Lancaster Colony Corp.                                       239,136
  2,745     Lance, Inc.                                                   45,238
  1,127     Nash Finch Co.                                                39,862
  1,919     Ruddick Corp.                                                 43,101
  2,173     Tupperware Corp.                                              45,850
                                                                  --------------
                                                                         413,187
                                                                  --------------
            ENERGY--5.6%
  6,220     Cimarex Energy Co.*                                          220,810
  6,998     Denbury Resources, Inc.*                                     222,116
  1,369     Frontier Oil Corp.                                            57,608
  2,580     RPC, Inc.                                                     37,513
                                                                  --------------
                                                                         538,047
                                                                  --------------
            FINANCIALS--38.2%
  3,169     21ST Cenury Insurance Group                                   41,767
    716     Alabama National BanCorp.                                     40,941
  1,559     Amcore Financial, Inc.                                        40,160
    638     BancFirst Corp.                                               44,973
  1,429     City Holding Co.                                              45,957
  1,639     Commercial Federal Corp.                                      42,794
  1,891     Community Bank System, Inc.                                   41,848
  8,203     CompuCredit Corp.*                                           217,297
  2,377     CVB Financial Corp.                                           40,884
  5,501     Delphi Financial Group, Inc., Class A                        228,402
  1,971     First Charter Corp.                                           42,652
  1,036     First Community Bancorp, Inc.                                 42,839
  1,154     Frontier Financial Corp.                                      41,625
  5,439     Gabelli Asset Management, Inc.                               217,125
  1,431     Glacier Bancorp, Inc.                                         38,308
  9,570     Greater Bay Bancorp                                          240,781
  1,440     Hancock Holding Co.                                           42,941
  2,395     Horace Mann Educators Corp.                                   39,230
  1,428     Infinity Property & Casualty Corp.                            46,339
  2,360     Investment Technology Group, Inc.*                            44,864
  1,945     Irwin Financial Corp.                                 $       39,036
    817     LandAmerica Financial Group, Inc.                             40,523
  1,693     Mid-State Bancshares                                          41,275
  1,719     National Penn Bancshares, Inc.                                38,540
  1,982     NBT Bancorp, Inc.                                             41,186
  2,087     Northwest Bancorp, Inc.                                       42,930
  9,653     Odyssey Re Holdings Corp.                                    219,509
  9,986     Ohio Casualty Corp.*                                         234,172
  1,617     PFF Bancorp, Inc.                                             45,147
  1,634     Prosperity Bancshares, Inc.                                   41,749
  3,065     Republic Bancorp, Inc.                                        38,864
  1,033     RLI Corp.                                                     44,316
  1,212     S&T Bancorp, Inc.                                             40,966
  1,215     Safety Insurance Group, Inc.                                  34,530
  8,014     Santander BanCorp                                            177,590
    967     Selective Insurance Group, Inc.                               42,693
  1,840     Sterling Bancorp                                              42,338
  1,095     Stewart Information Services Corp.*                           39,442
  8,856     Trustmark Corp.                                              243,716
  8,554     UICI                                                         198,624
  1,856     Umpqua Holdings Corp.                                         41,240
  7,201     United Bankshares, Inc.                                      220,495
  1,524     United Fire & Casualty Co.                                    51,633
  2,839     Universal American Financial Corp.*                           47,553
    921     Zenith National Insurance Corp.                               52,967
                                                                  --------------
                                                                       3,682,761
                                                                  --------------
            HEALTH CARE--8.7%
  7,537     Apria Healthcare Group, Inc.*                                226,864
  1,114     Genesis HealthCare Corp.*                                     44,449
  1,466     Kindred Healthcare, Inc.*                                     48,231
  3,530     Pediatrix Medical Group, Inc.*                               240,357
  9,897     STERIS Corp.*                                                234,361
  1,121     Vital Signs, Inc.                                             45,737
                                                                  --------------
                                                                         839,999
                                                                  --------------
            INDUSTRIALS--8.5%
  1,025     Banta Corp.                                                   42,681
  4,591     Clarcor, Inc.                                                232,350
    509     Genlyte Group, Inc.*                                          40,384
  1,250     John H. Harland Co.                                           45,000
  1,486     Moog, Inc., Class A*                                          44,298
  2,155     NCO Group, Inc.*                                              40,148
  6,246     Nordson Corp.                                                201,245
  1,359     Overnite Corp.                                                40,743
  1,824     Pacer International, Inc.*                                    37,812
  1,554     URS Corp.*                                                    47,786
  1,651     Watson Wyatt & Co. Holdings                                   43,586
                                                                  --------------
                                                                         816,033
                                                                  --------------

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER
OF SHARES                                                             VALUE
---------                                                         --------------
            COMMON STOCKS (CONTINUED)
            INFORMATION TECHNOLOGY--3.0%
  4,183     Aspect Communications Corp.*                          $       35,597
 27,792     EarthLink, Inc.*                                             255,131
                                                                  --------------
                                                                         290,728
                                                                  --------------
            MATERIALS--11.6%
 13,912     AK Steel Holding Corp.*                                      100,862
  3,251     Cleveland-Cliffs, Inc.                                       188,591
  3,036     Eagle Materials, Inc.                                        228,459
  3,090     Glatfelter                                                    36,864
  1,145     Schnitzer Steel Industries, Inc.                              28,201
    680     Silgan Holdings, Inc.                                         41,602
  3,790     Texas Industries, Inc.                                       175,022
  7,709     USG Corp.*                                                   323,701
                                                                  --------------
                                                                       1,123,302
                                                                  --------------
            TELECOMMUNICATIONS--2.8%
    954     Commonwealth Telephone Enterprises, Inc.                      44,323
 14,945     Journal Communications, Inc.                                 230,153
                                                                  --------------
                                                                         274,476
                                                                  --------------
            UTILITIES--5.1%
 13,167     Duquesne Light Holdings, Inc.                                231,608
  9,444     PNM Resources, Inc.                                          261,126
                                                                  --------------
                                                                         492,734
                                                                  --------------
            TOTAL INVESTMENTS
            (Cost $10,519,782)--99.9%                                  9,639,484
            Other assets less liabilities--0.1%                           11,444
                                                                  --------------
            NET ASSETS--100.0%                                    $    9,650,928
                                                                  ==============

* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank

STATEMENTS OF ASSETS AND LIABILITIES

POWERSHARES EXCHANGE TRADED FUNDS
APRIL 30, 2005

                                                                                                                   POWERSHARES
                                                                                              POWERSHARES       HIGH YIELD EQUITY
                                                   POWERSHARES          POWERSHARES          GOLDEN DRAGON           DIVIDEND
                                                  DYNAMIC MARKET        DYNAMIC OTC         HALTER USX CHINA       ACHIEVERS(TM)
                                                    PORTFOLIO            PORTFOLIO             PORTFOLIO            PORTFOLIO
                                                ------------------   ------------------    ------------------   ------------------
ASSETS:
    Investments at value, (Cost $286,831,940,
       $64,716,429, $53,093,969,$322,272,216,
       $31,312,842, $8,845,815, $10,434,433,
       $8,924,522, $10,464,564, $10,556,643,
       $10,519,782, respectively)               $      283,420,036   $       65,712,636    $       49,177,156   $      313,932,613
    Cash                                                   133,656               70,469                    --                   --
    Receivables:
       Investments sold                                         --                   --               590,290           14,935,074
       Capital stock sold                                3,866,817                   --             1,299,556            1,439,473
       Dividends                                           214,090                4,239               266,198              994,437
                                                ------------------   ------------------    ------------------   ------------------
       TOTAL ASSETS                                    287,634,599           65,787,344            51,333,200          331,301,597
                                                ------------------   ------------------    ------------------   ------------------

LIABILITIES:
    Due to custodian                                            --                   --                 2,059              358,875
    Payables:
       Investments purchased                             3,864,411                   --             1,919,199           16,542,591
    Accrued advisory fees                                  116,471               27,790                 2,622               16,001
    Accrued expenses                                        33,386               12,499                25,266              138,941
                                                ------------------   ------------------    ------------------   ------------------
       TOTAL LIABILITIES                                 4,014,268               40,289             1,949,146           17,056,408
                                                ------------------   ------------------    ------------------   ------------------
NET ASSETS                                      $      283,620,331   $       65,747,055    $       49,384,054   $      314,245,189
                                                ==================   ==================    ==================   ==================

NET ASSETS CONSIST OF:
    Paid-in capital                             $      301,346,281   $       72,582,373    $       53,118,697   $      325,590,606
    Undistributed net investment income
       (loss)/distributions in excess of net
       investment income                                   168,765                   --               185,418              150,880
    Net realized gain (loss) on investments            (14,482,811)          (7,831,525)               (3,248)          (3,156,694)
    Net unrealized appreciation/depreciation
       on investments                                   (3,411,904)             996,207            (3,916,813)          (8,339,603)
                                                ------------------   ------------------    ------------------   ------------------
NET ASSETS                                      $      283,620,331   $       65,747,055    $       49,384,054   $      314,245,189
                                                ==================   ==================    ==================   ==================

    Shares outstanding (unlimited amount
       authorized, $0.01 par value)                      7,252,228            1,551,424             3,800,000           21,800,000
    Net asset value                             $            39.11   $            42.38    $            13.00   $            14.41
                                                ==================   ==================    ==================   ==================

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   POWERSHARES           POWERSHARES           POWERSHARES          POWERSHARES
                                                 WILDERHILL CLEAN      DYNAMIC LARGE CAP     DYNAMIC LARGE CAP    DYNAMIC MID CAP
                                                      ENERGY                GROWTH                VALUE                GROWTH
                                                    PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                                ------------------    ------------------    ------------------    ---------------
ASSETS:
    Investments at value, (Cost $286,831,940,
       $64,716,429, $53,093,969,$322,272,216,
       $31,312,842, $8,845,815, $10,434,433,
       $8,924,522, $10,464,564, $10,556,643,
       $10,519,782, respectively)               $       27,077,052    $        8,465,492    $       10,141,365    $     8,352,051
    Cash                                                        --                 4,024                10,479                 --
    Receivables:
       Investments sold                                         --                    --                    --                 --
       Capital stock sold                                       --                    --                    --                 --
       Dividends                                            13,912                 2,280                19,745              2,226
                                                ------------------    ------------------    ------------------    ---------------
       TOTAL ASSETS                                     27,090,964             8,471,796            10,171,589          8,354,277
                                                ------------------    ------------------    ------------------    ---------------

LIABILITIES:
    Due to custodian                                        61,724                    --                    --                517
    Payables:
       Investments purchased                                    --                    --                    --                 --
    Accrued advisory fees                                    9,569                 3,383                 3,720              3,177
    Accrued expenses                                         7,234                 1,358                 1,930              1,543
                                                ------------------    ------------------    ------------------    ---------------
       TOTAL LIABILITIES                                    78,527                 4,741                 5,650              5,237
                                                ------------------    ------------------    ------------------    ---------------
NET ASSETS                                      $       27,012,437    $        8,467,055    $       10,165,939    $     8,349,040
                                                ==================    ==================    ==================    ===============

NET ASSETS CONSIST OF:
    Paid-in capital                             $       31,529,735    $        8,836,990    $       10,434,433    $     8,921,511
    Undistributed net investment income
       (loss)/distributions in excess of net
       investment income                                        --                 1,784                24,574                 --
    Net realized gain (loss) on investments               (281,508)                8,604                    --                 --
    Net unrealized appreciation/depreciation
       on investments                                   (4,235,790)             (380,323)             (293,068)          (572,471)
                                                ------------------    ------------------    ------------------    ---------------
NET ASSETS                                      $       27,012,437    $        8,467,055    $       10,165,939    $     8,349,040
                                                ==================    ==================    ==================    ===============

    Shares outstanding (unlimited amount
       authorized, $0.01 par value)                      2,100,000               600,000               700,000            600,000
    Net asset value                             $            12.86    $            14.11    $            14.52    $         13.92
                                                ==================    ==================    ==================    ===============

                                                   POWERSHARES             POWERSHARES          POWERSHARES
                                                 DYNAMIC MID CAP       DYNAMIC SMALL CAP      DYNAMIC SMALL CAP
                                                      VALUE                  GROWTH                VALUE
                                                    PORTFOLIO              PORTFOLIO             PORTFOLIO
                                                ------------------     ------------------    ------------------
ASSETS:
    Investments at value, (Cost $286,831,940,
       $64,716,429, $53,093,969,$322,272,216,
       $31,312,842, $8,845,815, $10,434,433,
       $8,924,522, $10,464,564, $10,556,643,
       $10,519,782, respectively)               $       10,033,050     $        9,735,025    $        9,639,484
    Cash                                                    90,574                     --                13,128
    Receivables:
       Investments sold                                         --                     --                    --
       Capital stock sold                                       --                     --                    --
       Dividends                                             7,899                    284                 3,697
                                                ------------------     ------------------    ------------------
       TOTAL ASSETS                                     10,131,523              9,735,309             9,656,309
                                                ------------------     ------------------    ------------------

LIABILITIES:
    Due to custodian                                            --                  2,611                    --
    Payables:
       Investments purchased                                    --                     --                    --
    Accrued advisory fees                                    4,187                  3,878                 4,303
    Accrued expenses                                         1,517                  1,592                 1,078
                                                ------------------     ------------------    ------------------
       TOTAL LIABILITIES                                     5,704                  8,081                 5,381
                                                ------------------     ------------------    ------------------
NET ASSETS                                      $       10,125,819     $        9,727,228    $        9,650,928
                                                ==================     ==================    ==================

NET ASSETS CONSIST OF:
    Paid-in capital                             $       10,465,342     $       10,548,847    $       10,524,352
    Undistributed net investment income
       (loss)/distributions in excess of net
       investment income                                    92,950                     --                 6,769
    Net realized gain (loss) on investments                   (959)                    (1)                  105
    Net unrealized appreciation/depreciation
       on investments                                     (431,514)              (821,618)             (880,298)
                                                ------------------     ------------------    ------------------
NET ASSETS                                      $       10,125,819     $        9,727,228    $        9,650,928
                                                ==================     ==================    ==================

    Shares outstanding (unlimited amount
       authorized, $0.01 par value)                        700,000                700,000               700,000
    Net asset value                             $            14.47     $            13.90    $            13.79
                                                ==================     ==================    ==================

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

                                                                                                              POWERSHARES
                                                                                        POWERSHARES        HIGH YIELD EQUITY
                                                                                       GOLDEN DRAGON           DIVIDEND
                                                                                      HALTER USX CHINA       ACHIEVERS(TM)
                                                    POWERSHARES       POWERSHARES        PORTFOLIO             PORTFOLIO
                                                  DYNAMIC MARKET      DYNAMIC OTC     -----------------    -----------------
                                                     PORTFOLIO         PORTFOLIO       FOR THE PERIOD        FOR THE PERIOD
                                                 ----------------  -----------------     DECEMBER 9,          DECEMBER 9,
                                                     YEAR ENDED       YEARD ENDED      2004* THROUGH         2004* THROUGH
                                                  APRIL 30, 2005    APRIL 30, 2005     APRIL 30, 2005        APRIL 30, 2005
                                                 ----------------  -----------------  -----------------    -----------------
INVESTMENT INCOME:
   Dividends (net of foreign withholding
     taxes of $0, $0, $0, $0, $397, $0, $0, $0,
     $201, $0, $128, respectively)               $      2,414,403  $         266,547  $         290,250    $       3,357,106
                                                 ----------------  -----------------  -----------------    -----------------
EXPENSES:
   Advisory fees                                          944,380            247,270             74,841              322,191
   Administration fees                                     60,000             60,000              4,490               28,729
   Licensing                                               56,241             14,859             15,419               80,548
   Accounting                                              55,000             55,000              2,994               21,536
   Insurance                                               22,274             22,274              1,173                1,173
   Legal                                                   49,216             36,995              2,754                2,754
   Custodian and transfer agent fees                       21,431             12,263              3,368                7,805
   Audit                                                   18,000             18,000             21,500               21,500
   Trustees                                                16,908              4,304              4,118                4,118
   Printing                                                15,350             17,663                427                  427
   Registration & filings                                   9,778              3,600                393                  393
   Listing Fee and expenses                                14,500             14,500              4,434                4,434
   Offering costs                                              --                 --              4,983               20,753
   Other expenses                                          37,089             17,138              4,413               11,662
                                                 ----------------  -----------------  -----------------    -----------------
     TOTAL EXPENSES                                     1,320,167            523,866            145,307              528,023
   Less fees waived:
     Advisory                                            (187,064)          (227,090)           (35,492)             (24,616)
   Less: Other expenses assumed by the Adviser                 --                 --             (4,983)             (20,753)
                                                 ----------------  -----------------  -----------------    -----------------
     NET EXPENSES                                       1,133,103            296,776            104,832              482,654
                                                 ----------------  -----------------  -----------------    -----------------
     NET INVESTMENT INCOME (LOSS)                       1,281,300            (30,229)           185,418            2,874,452
                                                 ----------------  -----------------  -----------------    -----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
     Investments                                      (13,586,054)        (6,924,488)            (3,248)          (3,169,443)
     In-kind redemptions                               31,918,774          8,368,787            490,863            1,358,945
                                                 ----------------  -----------------  -----------------    -----------------
   Net realized gain (loss)                            18,332,720          1,444,299            487,615           (1,810,498)
   Net change in unrealized
     appreciation/depreciation on investments          (2,695,196)         3,831,933         (3,916,813)          (8,339,603)
                                                 ----------------  -----------------  -----------------    -----------------
   Net realized and unrealized gain (loss) on
     investments                                       15,637,524          5,276,232         (3,429,198)         (10,150,101)
                                                 ----------------  -----------------  -----------------    -----------------
   Net increase (decrease) in net assets
     resulting from operations                   $     16,918,824  $       5,246,003  $      (3,243,780)   $      (7,275,649)
                                                 ================  =================  =================    =================

* Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                    POWERSHARES       POWERSHARES        POWERSHARES
                                                 WILDERHILL CLEAN  DYNAMIC LARGE CAP  DYNAMIC LARGE CAP
                                                      ENERGY            GROWTH              VALUE
                                                    PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                 ----------------  -----------------  -----------------
                                                  FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD
                                                  MARCH 3, 2005*     MARCH 3, 2005*     MARCH 3, 2005*
                                                     THROUGH            THROUGH            THROUGH
                                                  APRIL 30, 2005    APRIL 30, 2005     APRIL 30, 2005
                                                 ----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends (net of foreign withholding
     taxes of $0, $0, $0, $0, $397, $0, $0, $0,
     $201, $0, $128, respectively)               $         15,511  $          10,641  $          43,603
                                                 ----------------  -----------------  -----------------
EXPENSES:
   Advisory fees                                           20,080              7,027              8,313
   Administration fees                                      1,192                415                490
   Licensing                                                4,016                418                427
   Accounting                                                 795                276                327
   Insurance                                                  857                857                857
   Legal                                                    2,754              2,754              2,754
   Custodian and transfer agent fees                          962                768                787
   Audit                                                   12,500             12,500             12,500
   Trustees                                                 4,049              4,049              4,049
   Printing                                                   176                176                176
   Registration & filings                                     393                393                393
   Listing Fee and expenses                                 1,880              1,880              1,880
   Offering costs                                             415                208                208
   Other expenses                                           3,999              2,775              2,778
                                                 ----------------  -----------------  -----------------
     TOTAL EXPENSES                                        54,068             34,496             35,939
   Less fees waived:
     Advisory                                             (20,080)            (7,027)            (8,313)
   Less: Other expenses assumed by the Adviser             (5,966)           (18,612)           (17,151)
                                                 ----------------  -----------------  -----------------
     NET EXPENSES                                          28,022              8,857             10,475
                                                 ----------------  -----------------  -----------------
     NET INVESTMENT INCOME (LOSS)                         (12,511)             1,784             33,128
                                                 ----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
     Investments                                         (281,508)             8,604                 --
     In-kind redemptions                                   64,793                 --                 --
                                                 ----------------  -----------------  -----------------
   Net realized gain (loss)                              (216,715)             8,604                 --
   Net change in unrealized
     appreciation/depreciation on investments          (4,235,790)          (380,323)          (293,068)
                                                 ----------------  -----------------  -----------------
   Net realized and unrealized gain (loss) on
     investments                                       (4,452,505)          (371,719)          (293,068)
                                                 ----------------  -----------------  -----------------
   Net increase (decrease) in net assets
     resulting from operations                   $     (4,465,016) $        (369,935) $        (259,940)
                                                 ================  =================  =================

                                                   POWERSHARES      POWERSHARES       POWERSHARES         POWERSHARES
                                                 DYNAMIC MID CAP  DYNAMIC MID CAP  DYNAMIC SMALL CAP   DYNAMIC SMALL CAP
                                                     GROWTH           VALUE            GROWTH                VALUE
                                                    PORTFOLIO       PORTFOLIO         PORTFOLIO            PORTFOLIO
                                                 ---------------  ---------------  -----------------   -----------------
                                                 FOR THE PERIOD   FOR THE PERIOD    FOR THE PERIOD      FOR THE PERIOD
                                                  MARCH 3, 2005*   MARCH 3, 2005*    MARCH 3, 2005*      MARCH 3, 2005*
                                                     THROUGH          THROUGH           THROUGH             THROUGH
                                                 APRIL 30, 2005   APRIL 30, 2005    APRIL 30, 2005      APRIL 30, 2005
                                                 ---------------  ---------------  -----------------   -----------------
INVESTMENT INCOME:
   Dividends (net of foreign withholding
     taxes of $0, $0, $0, $0, $397, $0, $0, $0,
     $201, $0, $128, respectively)               $         6,145  $       117,661  $           2,238   $          16,145
                                                 ---------------  ---------------  -----------------   -----------------
EXPENSES:
   Advisory fees                                           7,065            8,447              7,514               7,441
   Administration fees                                       417              498                443                 439
   Licensing                                                 418              427                425                 425
   Accounting                                                278              332                296                 293
   Insurance                                                 857              857                857                 857
   Legal                                                   2,754            2,754              2,754               2,754
   Custodian and transfer agent fees                         768              788                749                 747
   Audit                                                  12,500           12,500             12,500              12,500
   Trustees                                                4,049            4,049              4,049               4,049
   Printing                                                  176              176                176                 176
   Registration & filings                                    393              393                393                 393
   Listing Fee and expenses                                1,880            1,880              1,880               1,880
   Offering costs                                            208              208                208                 208
   Other expenses                                          2,860            2,863              2,972               2,972
                                                 ---------------  ---------------  -----------------   -----------------
     TOTAL EXPENSES                                       34,623           36,172             35,216              35,134
   Less fees waived:
     Advisory                                             (7,065)          (8,447)            (7,514)             (7,441)
   Less: Other expenses assumed by the Adviser           (18,657)         (17,084)           (18,238)            (18,317)
                                                 ---------------  ---------------  -----------------   -----------------
     NET EXPENSES                                          8,901           10,641              9,464               9,376
                                                 ---------------  ---------------  -----------------   -----------------
     NET INVESTMENT INCOME (LOSS)                         (2,756)         107,020             (7,226)              6,769
                                                 ---------------  ---------------  -----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
     Investments                                              48             (959)                (1)                105
     In-kind redemptions                                      --               --                 --                  --
                                                 ---------------  ---------------  -----------------   -----------------
   Net realized gain (loss)                                   48             (959)                (1)                105
   Net change in unrealized
     appreciation/depreciation on investments           (572,471)        (431,514)          (821,618)           (880,298)
                                                 ---------------  ---------------  -----------------   -----------------
   Net realized and unrealized gain (loss) on
     investments                                        (572,423)        (432,473)          (821,619)           (880,193)
                                                 ---------------  ---------------  -----------------   -----------------
   Net increase (decrease) in net assets
     resulting from operations                   $      (575,179) $      (325,453) $        (828,845)  $        (873,424)
                                                 ===============  ===============  =================   =================

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     POWERSHARES
                                                                                   DYNAMIC MARKET
                                                                                      PORTFOLIO
                                                                         ------------------------------------
                                                                                               FOR THE YEAR
                                                                           FOR THE YEAR        MAY 1, 2003*
                                                                               ENDED              THROUGH
                                                                          APRIL 30, 2005      APRIL 30, 2004
                                                                         ----------------    ----------------
OPERATIONS:
   Net investment income (loss)                                          $      1,281,300    $        204,249
   Net realized gain (loss) on investments                                     18,332,720           9,564,522
   Net change in unrealized appreciation/depreciation on investments           (2,695,196)           (716,708)
                                                                         ----------------    ----------------
     Net increase (decrease) in net assets resulting from operations           16,918,824           9,052,063
                                                                         ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                       (1,056,515)           (249,841)
                                                                         ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                                  485,012,060         202,242,629
   Value of shares repurchased                                               (303,199,586)       (125,159,245)
                                                                         ----------------    ----------------
   Net increase in net assets resulting from share transactions               181,812,474          77,083,384
                                                                         ----------------    ----------------
     INCREASE IN NET ASSETS                                                   197,674,783          85,885,606

NET ASSETS:
   Beginning of period                                                         85,945,548              59,942
                                                                         ----------------    ----------------
   End of period                                                         $    283,620,331    $     85,945,548
                                                                         ================    ================
   Undistributed net investment income (loss)/(distributions
     in excess of net investment income) at end of period                $        168,765    $        (45,592)
                                                                         ================    ================

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                                 12,700,000           5,450,000**
   Shares repurchased                                                          (7,900,000)         (3,000,000)**
   Shares outstanding, beginning of period                                      2,452,228               2,228**
                                                                         ----------------    ----------------
   Shares outstanding, end of period                                            7,252,228           2,452,228**
                                                                         ================    ================

                                                                                     POWERSHARES
                                                                                     DYNAMIC OTC
                                                                                      PORTFOLIO
                                                                         ------------------------------------
                                                                                               FOR THE YEAR
                                                                           FOR THE YEAR        MAY 1, 2003*
                                                                               ENDED              THROUGH
                                                                          APRIL 30, 2005      APRIL 30, 2004
                                                                         ----------------    ----------------
OPERATIONS:
   Net investment income (loss)                                          $        (30,229)   $        (28,986)
   Net realized gain (loss) on investments                                      1,444,299           9,268,663
   Net change in unrealized appreciation/depreciation on investments            3,831,933          (2,835,726)
                                                                         ----------------    ----------------
     Net increase (decrease) in net assets resulting from operations            5,246,003           6,403,951
                                                                         ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                               --                  --
                                                                         ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                                   93,231,719         112,397,315
   Value of shares repurchased                                                (67,548,001)        (84,023,938)
                                                                         ----------------    ----------------
   Net increase in net assets resulting from share transactions                25,683,718          28,373,377
                                                                         ----------------    ----------------
     INCREASE IN NET ASSETS                                                    30,929,721          34,777,328

NET ASSETS:
   Beginning of period                                                         34,817,334              40,006
                                                                         ----------------    ----------------
   End of period                                                         $     65,747,055    $     34,817,334
                                                                         ================    ================
   Undistributed net investment income (loss)/(distributions
     in excess of net investment income) at end of period                $             --    $             --
                                                                         ================    ================

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                                  2,250,000           2,600,000**
   Shares repurchased                                                          (1,650,000)         (1,650,000)**
   Shares outstanding, beginning of period                                        951,424               1,424**
                                                                         ----------------    ----------------
   Shares outstanding, end of period                                            1,551,424             951,424**
                                                                         ================    ================

*  Commencement of Investment Operations.
** Amounts have been adjusted for stock split (See Note 8)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                              POWERSHARES
                                                                           POWERSHARES      HIGH YIELD EQUITY       POWERSHARES
                                                                          GOLDEN DRAGON         DIVIDEND         WILDERHILL CLEAN
                                                                         HALTER USX CHINA     ACHIEVERS(TM)           ENERGY
                                                                            PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                                        -----------------   -----------------    ----------------
                                                                         FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD
                                                                        DECEMBER 9, 2004*   DECEMBER 9, 2004*     MARCH 3, 2005*
                                                                            THROUGH             THROUGH               THROUGH
                                                                         APRIL 30, 2005      APRIL 30, 2005       APRIL 30, 2005
                                                                        -----------------   -----------------    ----------------
OPERATIONS:
   Net investment income (loss)                                          $        185,418    $      2,874,452    $        (12,511)
   Net realized gain (loss) on investments                                        487,615          (1,810,498)           (216,715)
   Net change in unrealized appreciation/depreciation on investments           (3,916,813)         (8,339,603)         (4,235,790)
                                                                         ----------------    ----------------    ----------------
     Net increase (decrease) in net assets resulting from operations           (3,243,780)         (7,275,649)         (4,465,016)
                                                                         ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                               --          (2,710,823)                 --
                                                                         ----------------    ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                                   59,495,034         349,078,454          32,906,261
   Value of shares repurchased                                                 (6,867,200)        (24,846,793)         (1,428,808)
                                                                         ----------------    ----------------    ----------------
   Net increase in net assets resulting from share transactions                52,627,834         324,231,661          31,477,453
                                                                         ----------------    ----------------    ----------------
     INCREASE IN NET ASSETS                                                    49,384,054         314,245,189          27,012,437

NET ASSETS:
   Beginning of period                                                                 --                  --                  --
                                                                         ----------------    ----------------    ----------------
   End of period                                                         $     49,384,054    $    314,245,189    $     27,012,437
                                                                         ================    ================    ================
   Undistributed net investment income (loss)/(distributions
     in excess of net investment income) at end of period                $        185,418    $        150,880    $             --
                                                                         ================    ================    ================

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                                  4,300,000          23,500,000           2,200,000
   Shares repurchased                                                            (500,000)         (1,700,000)           (100,000)
   Shares outstanding, beginning of period                                             --                  --                  --
                                                                         ----------------    ----------------    ----------------
   Shares outstanding, end of period                                            3,800,000          21,800,000           2,100,000
                                                                         ================    ================    ================

                                                                            POWERSHARES        POWERSHARES         POWERSHARES
                                                                         DYNAMIC LARGE CAP  DYNAMIC LARGE CAP    DYNAMIC MID CAP
                                                                              GROWTH              VALUE              GROWTH
                                                                             PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                                         -----------------  -----------------   ----------------
                                                                          FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD
                                                                           MARCH 3, 2005*     MARCH 3, 2005*      MARCH 3, 2005*
                                                                              THROUGH            THROUGH             THROUGH
                                                                          APRIL 30, 2005     APRIL 30, 2005      APRIL 30, 2005
                                                                         -----------------  -----------------   ----------------
OPERATIONS:
   Net investment income (loss)                                          $          1,784    $         33,128   $         (2,756)
   Net realized gain (loss) on investments                                          8,604                  --                 48
   Net change in unrealized appreciation/depreciation on investments             (380,323)           (293,068)          (572,471)
                                                                         ----------------    ----------------   ----------------
     Net increase (decrease) in net assets resulting from operations             (369,935)           (259,940)          (575,179)
                                                                         ----------------    ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                               --              (8,554)                --
                                                                         ----------------    ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                                    8,836,990          10,434,433          8,924,219
   Value of shares repurchased                                                         --                  --                 --
                                                                         ----------------    ----------------   ----------------
   Net increase in net assets resulting from share transactions                 8,836,990          10,434,433          8,924,219
                                                                         ----------------    ----------------   ----------------
     INCREASE IN NET ASSETS                                                     8,467,055          10,165,939          8,349,040

NET ASSETS:
   Beginning of period                                                                 --                  --                 --
                                                                         ----------------    ----------------   ----------------
   End of period                                                         $      8,467,055    $     10,165,939   $      8,349,040
                                                                         ================    ================   ================
   Undistributed net investment income (loss)/(distributions
     in excess of net investment income) at end of period                $          1,784    $         24,574   $             --
                                                                         ================    ================   ================

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                                    600,000             700,000            600,000
   Shares repurchased                                                                  --                  --                 --
   Shares outstanding, beginning of period                                             --                  --                 --
                                                                         ----------------    ----------------   ----------------
   Shares outstanding, end of period                                              600,000             700,000            600,000
                                                                         ================    ================   ================

                                                                           POWERSHARES
                                                                         DYNAMIC MID CAP
                                                                              VALUE
                                                                            PORTFOLIO
                                                                         ---------------
                                                                         FOR THE PERIOD
                                                                          MARCH 3, 2005*
                                                                             THROUGH
                                                                         APRIL 30, 2005
                                                                         ---------------
OPERATIONS:
   Net investment income (loss)                                          $        107,020
   Net realized gain (loss) on investments                                           (959)
   Net change in unrealized appreciation/depreciation on investments             (431,514)
                                                                         ----------------
     Net increase (decrease) in net assets resulting from operations             (325,453)
                                                                         ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                          (14,070)
                                                                         ----------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                                   10,465,342
   Value of shares repurchased                                                         --
                                                                         ----------------
   Net increase in net assets resulting from share transactions                10,465,342
                                                                         ----------------
     INCREASE IN NET ASSETS                                                    10,125,819

NET ASSETS:
   Beginning of period                                                                 --
                                                                         ----------------
   End of period                                                         $     10,125,819
                                                                         ================
   Undistributed net investment income (loss)/(distributions
     in excess of net investment income) at end of period                $         92,950
                                                                         ================

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                                    700,000
   Shares repurchased                                                                  --
   Shares outstanding, beginning of period                                             --
                                                                         ----------------
   Shares outstanding, end of period                                              700,000
                                                                         ================

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           POWERSHARES        POWERSHARES
                                                                          DYNAMIC SMALL      DYNAMIC SMALL
                                                                           CAP GROWTH          CAP VALUE
                                                                            PORTFOLIO          PORTFOLIO
                                                                         ---------------    ---------------
                                                                         FOR THE PERIOD     FOR THE PERIOD
                                                                         MARCH 3, 2005*     MARCH 3, 2005*
                                                                             THROUGH            THROUGH
                                                                         APRIL 30, 2005     APRIL 30, 2005
                                                                         ---------------    ---------------
OPERATIONS:
    Net investment income (loss)                                         $        (7,226)   $         6,769
    Net realized gain (loss) on investments                                           (1)               105
    Net change in unrealized appreciation/depreciation on investments           (821,618)          (880,298)
                                                                         ---------------    ---------------
       Net increase (decrease) in net assets resulting from operations          (828,845)          (873,424)
                                                                         ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                             --                 --
                                                                         ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
    Proceeds from shares sold                                                 10,556,073         10,524,352
    Value of shares repurchased                                                       --                 --
                                                                         ---------------    ---------------
    Net increase in net assets resulting from share transactions              10,556,073         10,524,352
                                                                         ---------------    ---------------
       INCREASE IN NET ASSETS                                                  9,727,228          9,650,928

NET ASSETS:
    Beginning of period                                                               --                 --
                                                                         ---------------    ---------------
    End of period                                                        $     9,727,228    $     9,650,928
                                                                         ===============    ===============
    Undistributed net investment income (loss)/(distributions in
       excess of net investment income) at end of period                 $            --    $         6,769
                                                                         ===============    ===============

CHANGES IN SHARES OUTSTANDING:
    Shares sold                                                                  700,000            700,000
    Shares repurchased                                                                --                 --
    Shares outstanding, beginning of period                                           --                 --
                                                                         ---------------    ---------------
    Shares outstanding, end of period                                            700,000            700,000
                                                                         ===============    ===============

*    Commencement of Investment Operations.
**   Amounts have been adjusted for stock split (See Note 8)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC MARKET PORTFOLIO

                                                                                             FOR THE YEAR
                                                                          FOR THE YEAR       MAY 1, 2003*
                                                                              ENDED             THROUGH
                                                                         APRIL 30, 2005     APRIL 30, 2004
                                                                         ---------------    ---------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                               $         35.05    $         26.99+
                                                                         ---------------    ---------------
    Net investment income**                                                         0.26               0.15+
    Net realized and unrealized gain on investments                                 4.02               8.09+
                                                                         ---------------    ---------------
       Total from operations                                                        4.28               8.24+
                                                                         ---------------    ---------------

    DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                          (0.22)             (0.18)+
                                                                         ---------------    ---------------
    Net asset value at end of period                                     $         39.11    $         35.05+
                                                                         ---------------    ---------------
TOTAL RETURN***                                                                    12.23%             30.50%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                          $       283,620    $        85,946
    Ratio to average net assets of:
       Expenses, net of waivers                                                     0.60%              0.60%
       Expenses, prior to waivers                                                   0.70%              1.26%
       Net investment income, net of waivers                                        0.68%              0.46%
    Portfolio turnover rate ++                                                        94%                58%

POWERSHARES DYNAMIC OTC PORTFOLIO

                                                                                             FOR THE YEAR
                                                                          FOR THE YEAR       MAY 1, 2003*
                                                                              ENDED             THROUGH
                                                                         APRIL 30, 2005     APRIL 30, 2004
                                                                         ---------------    ---------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                               $         36.59    $         28.57+
                                                                         ---------------    ---------------
    Net investment loss**                                                          (0.03)             (0.04)+
    Net realized and unrealized gain on investments                                 5.82               8.06+
                                                                         ---------------    ---------------
       Total from operations                                                        5.79               8.02+
                                                                         ---------------    ---------------
    Net asset value at end of period                                     $         42.38    $         36.59+
                                                                         ---------------    ---------------
TOTAL RETURN:***                                                                   15.81%             28.07%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                          $        65,747    $        34,817
    Ratio to average net assets of:
       Expenses, net of waivers                                                     0.60%              0.60%
       Expenses, prior to waivers                                                   1.06%              1.66%
       Net investment loss, net of waivers                                         (0.06)%            (0.10)%
    Portfolio turnover rate ++                                                       112%                79%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Per share amounts have been adjusted for 4 for 1 stock split (See Note 8).
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO

                                                                                             FOR THE PERIOD
                                                                                           DECEMBER 9, 2004*
                                                                                                THROUGH
                                                                                             APRIL 30, 2005
                                                                                            ---------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                  $         14.55
                                                                                            ---------------
    Net investment income**                                                                            0.06
    Net realized and unrealized loss on investments                                                   (1.61)
                                                                                            ---------------
       Total from operations                                                                          (1.55)
                                                                                            ---------------
    Net asset value at end of period                                                        $         13.00
                                                                                            ---------------
TOTAL RETURN:***                                                                                     (10.68)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                             $        49,384
    Ratio to average net assets of:
       Expenses, net of waivers                                                                        0.70%+
       Expenses, prior to waivers                                                                      0.97%+
       Net investment income, net of waivers                                                           1.24%+
    Portfolio turnover rate ++                                                                            9%

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS PORTFOLIO

                                                                                             FOR THE PERIOD
                                                                                           DECEMBER 9, 2004*
                                                                                                THROUGH
                                                                                             APRIL 30, 2005
                                                                                            ---------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                  $         14.79
                                                                                            ---------------
    Net investment income**                                                                            0.18
    Net realized and unrealized loss on investments                                                   (0.39)
                                                                                            ---------------
       Total from operations                                                                          (0.21)
                                                                                            ---------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                             (0.17)
                                                                                            ---------------
    Net asset value at end of period                                                        $         14.41
                                                                                            ---------------
TOTAL RETURN:***                                                                                      (1.44)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                             $       314,245
    Ratio to average net assets of:
       Expenses, net of waivers                                                                        0.60%+
       Expenses, prior to waivers                                                                      0.66%+
       Net investment income, net of waivers                                                           3.57%+
    Portfolio turnover rate ++                                                                           21%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO

                                                                                             FOR THE PERIOD
                                                                                             MARCH 3, 2005*
                                                                                                THROUGH
                                                                                             APRIL 30, 2005
                                                                                            ---------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                  $         15.61
                                                                                            ---------------
    Net investment loss**                                                                             (0.01)
    Net realized and unrealized loss on investments                                                   (2.74)
                                                                                            ---------------
       Total from operations                                                                          (2.75)
                                                                                            ---------------
    Net asset value at end of period                                                        $         12.86
                                                                                            ---------------
TOTAL RETURN:***                                                                                     (17.59)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                             $        27,012
    Ratio to average net assets of:
       Expenses, net of waivers                                                                        0.70%+
       Expenses, prior to waivers                                                                      1.35%+
       Net investment loss, net of waivers                                                            (0.31)%+
    Portfolio turnover rate ++                                                                            9%

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO

                                                                                             FOR THE PERIOD
                                                                                             MARCH 3, 2005*
                                                                                                THROUGH
                                                                                             APRIL 30, 2005
                                                                                            ---------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                  $         14.83
                                                                                            ---------------
    Net investment income**
    Net realized and unrealized loss on investments                                                   (0.72)
                                                                                            ---------------
       Total from operations                                                                          (0.72)
                                                                                            ---------------
    Net asset value at end of period                                                        $         14.11
                                                                                            ---------------
TOTAL RETURN:***                                                                                      (4.87)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                             $         8,467
    Ratio to average net assets of:
       Expenses, net of waivers                                                                        0.63%+
       Expenses, prior to waivers                                                                      2.45%+
       Net investment income, net of waivers                                                           0.13%+
    Portfolio turnover rate ++                                                                            2%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO

                                                                                             FOR THE PERIOD
                                                                                             MARCH 3, 2005*
                                                                                                THROUGH
                                                                                             APRIL 30, 2005
                                                                                            ---------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                  $         15.00
                                                                                            ---------------
    Net investment income**                                                                            0.05
    Net realized and unrealized loss on investments                                                   (0.52)
                                                                                            ---------------
       Total from operations                                                                          (0.47)
                                                                                            ---------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                             (0.01)
                                                                                            ---------------
    Net asset value at end of period                                                        $         14.52
                                                                                            ---------------
TOTAL RETURN:***                                                                                      (3.11)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                             $        10,166
    Ratio to average net assets of:
       Expenses, net of waivers                                                                        0.63%+
       Expenses, prior to waivers                                                                      2.16%+
       Net investment income, net of waivers                                                           1.99%+
    Portfolio turnover rate ++                                                                            0%

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO

                                                                                             FOR THE PERIOD
                                                                                             MARCH 3, 2005*
                                                                                                THROUGH
                                                                                             APRIL 30, 2005
                                                                                            ---------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                  $         15.01
                                                                                            ---------------
    Net investment loss**                                                                             (0.01)
    Net realized and unrealized loss on investments                                                   (1.08)
                                                                                            ---------------
       Total from operations                                                                          (1.09)
                                                                                            ---------------
    Net asset value at end of period                                                        $         13.92
                                                                                            ---------------
TOTAL RETURN:***                                                                                      (7.30)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                             $         8,349
    Ratio to average net assets of:
       Expenses, net of waivers                                                                        0.63%+
       Expenses, prior to waivers                                                                      2.45%+
       Net investment loss, net of waivers                                                            (0.20)%+
    Portfolio turnover rate ++                                                                            1%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO

                                                                                             FOR THE PERIOD
                                                                                             MARCH 3, 2005*
                                                                                                THROUGH
                                                                                             APRIL 30, 2005
                                                                                            ---------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                  $         15.10
                                                                                            ---------------
    Net investment income**                                                                            0.15
    Net realized and unrealized loss on investments                                                   (0.76)
                                                                                            ---------------
       Total from operations                                                                          (0.61)
                                                                                            ---------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                             (0.02)
                                                                                            ---------------
    Net asset value at end of period                                                        $         14.47
                                                                                            ---------------
TOTAL RETURN:***                                                                                      (4.07)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                             $        10,126
    Ratio to average net assets of:
       Expenses, net of waivers                                                                        0.63%+
       Expenses, prior to waivers                                                                      2.14%+
       Net investment income, net of waivers                                                           6.34%+
    Portfolio turnover rate ++                                                                            1%

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO

                                                                                             FOR THE PERIOD
                                                                                             MARCH 3, 2005*
                                                                                                THROUGH
                                                                                             APRIL 30, 2005
                                                                                            ---------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                  $         15.11
                                                                                            ---------------
    Net investment loss**                                                                             (0.01)
    Net realized and unrealized loss on investments                                                   (1.20)
                                                                                            ---------------
       Total from operations                                                                          (1.21)
                                                                                            ---------------
    Net asset value at end of period                                                        $         13.90
                                                                                            ---------------
TOTAL RETURN:***                                                                                      (8.02)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                             $         9,727
    Ratio to average net assets of:
       Expenses, net of waivers                                                                        0.63%+
       Expenses, prior to waivers                                                                      2.34%+
       Net investment loss, net of waivers                                                            (0.48)%+
    Portfolio turnover rate ++                                                                            0%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO

                                                                                             FOR THE PERIOD
                                                                                             MARCH 3, 2005*
                                                                                                 THROUGH
                                                                                            APRIL 30, 2005
                                                                                            ---------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                  $         15.06
                                                                                            ---------------
    Net investment income**                                                                            0.01
    Net realized and unrealized loss on investments                                                   (1.28)
                                                                                            ---------------
       Total from operations                                                                          (1.27)
                                                                                            ---------------
    Net asset value at end of period                                                        $         13.79
                                                                                            ---------------
TOTAL RETURN:***                                                                                      (8.46)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                             $         9,651
    Ratio to average net assets of:
       Expenses, net of waivers                                                                        0.63%+
       Expenses, prior to waivers                                                                      2.36%+
       Net investment income, net of waivers                                                           0.45%+
    Portfolio turnover rate ++                                                                            0%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2005

NOTE 1. ORGANIZATION

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, diversified management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of eleven portfolios, the PowerShares Dynamic Market Portfolio ("Dynamic Market Portfolio"), PowerShares Dynamic OTC Portfolio ("Dynamic OTC Portfolio"), PowerShares Golden Dragon Halter USX China Portfolio ("Golden Dragon Halter USX China Portfolio"), PowerShares High Yield Equity Dividend Achievers(TM) Portfolio ("High Yield Equity Dividend Achievers(TM) Portfolio"), PowerShares WilderHill Clean Energy Portfolio ("WilderHill Clean Energy Portfolio"), PowerShares Dynamic Large Cap Growth Portfolio ("Dynamic Large Cap Growth Portfolio"), PowerShares Dynamic Large Cap Value Portfolio ("Dynamic Large Cap Value Portfolio"), PowerShares Dynamic Mid Cap Growth Portfolio ("Dynamic Mid Cap Growth Portfolio"), PowerShares Dynamic Mid Cap Value Portfolio ("Dynamic Mid Cap Value Portfolio"), PowerShares Dynamic Small Cap Growth Portfolio ("Dynamic Small Cap Growth Portfolio"), and PowerShares Dynamic Small Cap Value Portfolio ("Dynamic Small Cap Value Portfolio"), each of which represents a separate series of beneficial interest in the Trust (the "Fund" or "Funds"). The Funds' shares are listed on the American Stock Exchange and traded on the American Stock Exchange at market prices that may differ to some degree from net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of the following equity indices:

     Dynamic Market Portfolio - the Dynamic Market Intellidex Index (the "Underlying Index").

     Dynamic OTC Portfolio - the Dynamic OTC Intellidex Index.

     Golden Dragon Halter USX China Portfolio - the USX China Index.

     High Yield Equity Dividend Achievers(TM) Portfolio - the Dividend Achievers(TM) 50 Index.

     WilderHill Clean Energy Portfolio - the WilderHill Clean Energy Index

     Dynamic Large Cap Growth Portfolio - the Dynamic Large Cap Growth Intellidex Index

     Dynamic Large Cap Value Portfolio - the Dynamic Large Cap Value Intellidex Index

     Dynamic Mid Cap Growth Portfolio - the Dynamic Mid Cap Growth Intellidex Index

     Dynamic Mid Cap Value Portfolio - the Dynamic Mid Cap Value Intellidex
     Index

     Dynamic Small Cap Growth Portfolio - the Dynamic Small Cap Growth Intellidex Index

     Dynamic Small Cap Value Portfolio - the Dynamic Small Cap Value Intellidex Index

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects any risk of loss to be remote.

A. SECURITY VALUATION

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees.

B. FEDERAL INCOME TAXES

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

C. INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

D. EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually.

NOTE 3. ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

PowerShares Capital Management LLC ("Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs, and providing certain clerical, bookkeeping and other administrative services. The Adviser's fee is accrued daily and is payable at the following annual rates:

                                                                                 % OF AVERAGE
                                                                               DAILY NET ASSETS
                                                                               ----------------
Dynamic Market Portfolio                                                            .50%
Dynamic OTC Portfolio                                                               .50%
Golden Dragon Halter USX China Portfolio                                            .50%
High Yield Equity Dividend Achievers(TM) Portfolio                                  .40%
WilderHill Clean Energy Portfolio                                                   .50%
Dynamic Large Cap Growth Portfolio                                                  .50%
Dynamic Large Cap Value Portfolio                                                   .50%
Dynamic Mid Cap Growth Portfolio                                                    .50%
Dynamic Mid Cap Value Portfolio                                                     .50%
Dynamic Small Cap Growth Portfolio                                                  .50%
Dynamic Small Cap Value Portfolio                                                   .50%

For the period ended April 30, 2005, the Adviser waived and assumed the following fees and expenses:

                                                                           FEES WAIVED       EXPENSES ASSUMED
                                                                           -----------       ----------------
Dynamic Market Portfolio                                                 $       187,064         $       --
Dynamic OTC Portfolio                                                            227,090                 --
Golden Dragon Halter USX China Portfolio                                          35,492              4,983
High Yield Equity Dividend Achievers(TM) Portfolio                                24,616             20,753
WilderHill Clean Energy Portfolio                                                 20,080              5,966
Dynamic Large Cap Growth Portfolio                                                 7,027             18,612
Dynamic Large Cap Value Portfolio                                                  8,313             17,151
Dynamic Mid Cap Growth Portfolio                                                   7,065             18,657
Dynamic Mid Cap Value Portfolio                                                    8,447             17,084
Dynamic Small Cap Growth Portfolio                                                 7,514             18,238
Dynamic Small Cap Value Portfolio                                                  7,441             18,317

The Bank of New York is the administrator, custodian, fund accounting and transfer agent for each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the High Yield Equity Dividend Achievers(TM) Portfolio) of average net assets per year, at least until April 30, 2006. Offering costs excluded from the expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) Securities and Exchange Commission ("SEC") and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or assume certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (or 0.50%, as is the case with the High Yield Equity Dividend Achievers(TM) Portfolio), excluding the expenses set forth above (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense April 30, 2005was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap:

Dynamic Market Portfolio                                                        .60%
Dynamic OTC Portfolio                                                           .60%
Golden Dragon Halter USX China Portfolio                                        .60%
High Yield Equity Dividend Achievers(TM) Portfolio                              .50%
WilderHill Clean Energy Portfolio                                               .60%
Dynamic Large Cap Growth Portfolio                                              .60%
Dynamic Large Cap Value Portfolio                                               .60%
Dynamic Mid Cap Growth Portfolio                                                .60%
Dynamic Mid Cap Value Portfolio                                                 .60%
Dynamic Small Cap Growth Portfolio                                              .60%
Dynamic Small Cap Value Portfolio                                               .60%

The Expense Agreement does not apply to the Dynamic Market Portfolio and Dynamic OTC Portfolio. Accordingly, expenses of these Funds borne by the Adviser are not subject to reimbursement.

There were no expenses reimbursed to the Adviser during the period ended April 30, 2005 under the Expense Agreement.

NOTE 4. FEDERAL INCOME TAX

At April 30, 2005, the components of accumulated loss on tax-basis were as follows:

                                                 NET ACCUMULATED      UNREALIZED
                                 ACCUMULATED    CAPITAL AND OTHER    APPRECIATION/     GROSS UNREALIZED
                                  EARNINGS        GAINS/LOSSES       DEPRECIATION        APPRECIATION
                               ---------------  -----------------   ---------------    ----------------
PowerShares Dynamic
  Market Portfolio             $       168,765   $   (14,168,077)   $    (3,726,638)   $    11,428,563
PowerShares Dynamic
  OTC Portfolio                             --        (6,200,881)           776,264          4,332,503
PowerShares Golden Dragon
  Halter USX China Portfolio           281,200                --         (4,015,843)           740,128
PowerShares High Yield
  Equity Dividend
  Achievers(TM) Portfolio              150,880                --         (8,785,461)         2,433,973
PowerShares WilderHill Clean
  Energy Portfolio                          --                --         (4,429,677)           493,896
PowerShares Dynamic
  LargeCap Growth Portfolio             10,388                --           (380,323)            63,031
PowerShares Dynamic
  LargeCap Value Portfolio              24,574                --           (293,068)           103,880
PowerShares Dynamic
  MidCap Growth Portfolio                   --                --           (572,471)           182,197
PowerShares Dynamic
  MidCap Value Portfolio                92,950                --           (431,514)           271,448
PowerShares Dynamic
  SmallCap Growth Portfolio                 --                --           (821,618)           336,926
PowerShares Dynamic
  SmallCap Value Portfolio               6,874                --           (880,298)           138,509

                               GROSS UNREALIZED   TOTAL ACCUMULATED
                                 DEPRECIATION       EARNINGS/LOSS
                               ----------------   -----------------
PowerShares Dynamic
  Market Portfolio             $   (15,155,201)   $   (17,725,950)
PowerShares Dynamic
  OTC Portfolio                     (3,556,239)        (5,424,617)
PowerShares Golden Dragon
  Halter USX China Portfolio        (4,755,971)        (3,734,643)
PowerShares High Yield
  Equity Dividend
  Achievers(TM) Portfolio          (11,219,434)        (8,634,581)
PowerShares WilderHill Clean
  Energy Portfolio                  (4,923,573)        (4,429,677)
PowerShares Dynamic
  LargeCap Growth Portfolio           (443,354)          (369,935)
PowerShares Dynamic
  LargeCap Value Portfolio            (396,948)          (268,494)
PowerShares Dynamic
  MidCap Growth Portfolio             (754,668)          (572,471)
PowerShares Dynamic
  MidCap Value Portfolio              (702,962)          (338,564)
PowerShares Dynamic
  SmallCap Growth Portfolio         (1,158,544)          (821,618)
PowerShares Dynamic
  SmallCap Value Portfolio          (1,018,807)          (873,424)

At April 30, 2005, the cost of investments for federal income tax purposes was as follows:

PowerShares Dynamic Market Portfolio                                               $   287,146,674
PowerShares Dynamic OTC Portfolio                                                       64,936,372
PowerShares Golden Dragon Halter USX China Portfolio                                    53,192,999
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio                         322,718,074
PowerShares WilderHill Clean Energy Portfolio                                           31,506,729
PowerShares Dynamic LargeCap Growth Portfolio                                            8,845,815
PowerShares Dynamic LargeCap Value Portfolio                                            10,434,433
PowerShares Dynamic MidCap Growth Portfolio                                              8,924,522
PowerShares Dynamic MidCap Value Portfolio                                              10,464,564
PowerShares Dynamic SmallCap Growth Portfolio                                           10,556,643
PowerShares Dynamic SmallCap Value Portfolio                                            10,519,782

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period ended April 30, 2005 was as follows:

                                                                                  DISTRIBUTIONS PAID
                                                                                    FROM ORDINARY
                                                                                       INCOME
                                                                                   ---------------
PowerShares Dynamic Market Portfolio                                               $     1,056,515
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio                           2,710,823
PowerShares Dynamic LargeCap Value Portfolio                                                 8,554
PowerShares Dynamic MidCap Value Portfolio                                                  14,070

The tax character of distributions paid during the fiscal year ended April 30, 2004 was as follows:

                                                                                  DISTRIBUTIONS PAID
                                                                                    FROM ORDINARY
                                                                                       INCOME
                                                                                   ---------------
PowerShares Dynamic Market Portfolio (for tax year ended
      December 31, 2003)                                                           $       151,673
PowerShares Dynamic Market Portfolio (for tax year ended
      December 31, 2004 through April 30, 2004)                                             98,168
                                                                                   ---------------
                                                                                   $       249,841
                                                                                   ===============

At April 30, 2005, for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                            Dynamic Market Portfolio

          CAPITAL LOSS
        AVAILABLE THROUGH                                       AMOUNT
        -----------------                                  ----------------
              2011                                         $        225,469
              2012                                                8,920,879
              2013                                                5,021,729
                                                           ----------------
                                                           $     14,168,077

                              Dynamic OTC Portfolio

          CAPITAL LOSS
        AVAILABLE THROUGH                                       AMOUNT
        -----------------                                  ----------------
              2011                                         $        252,044
              2012                                                  651,452
              2013                                                5,297,385
                                                           ----------------
                                                           $      6,200,881

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the fund's next taxable year.

During the period ended April 30, 2005, the following Funds incurred and will elect to defer net capital losses as follows:

                                                             POST-OCTOBER
                                                                LOSSES
                                                           ----------------
PowerShares Dynamic Market Portfolio                       $      1,064,390(a)
PowerShares Dynamic OTC Portfolio                                 1,410,701
PowerShares High Yield Equity                                     2,710,836
PowerShares WilderHill Clean Energy Portfolio                        87,621
PowerShares Dynamic MidCap Value Portfolio                              959
PowerShares Dynamic SmallCap Growth Portfolio                             1

(a) Amount was deferred for tax year December 31, 2004 and recognized during the short tax year for the period January 1, 2005 to April 30, 2005.

In order to present paid-in capital and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the period ended April 30, 2005, the adjustments were as follows:

                                                                              UNDISTRIBUTED
                                                           UNDISTRIBUTED     CAPITAL GAINS/
                                                          NET INVESTMENT      (ACCUMULATED          PAID IN
                                                           INCOME (LOSS)         LOSSES)            CAPITAL
                                                          ---------------    ---------------    ---------------
PowerShares Dynamic Market Portfolio                      $       (10,428)   $   (31,845,606)   $    31,856,034
PowerShares Dynamic OTC Portfolio                                  30,229         (8,352,995)         8,322,766
PowerShares Golden Dragon Halter USX China Portfolio                   --           (490,863)           490,863
PowerShares High Yield Equity                                     (12,749)        (1,346,196)         1,358,945
PowerShares WilderHill Clean Energy Portfolio                      12,511            (64,793)            52,282
PowerShares Dynamic MidCap Growth Portfolio                         2,756                (48)            (2,708)
PowerShares Dynamic SmallCap Growth Portfolio                       7,226                 --             (7,226)

NOTE 5. DISTRIBUTION SERVICES AGREEMENT

ALPS Distributors, Inc. (the "Distributor") serves as the Distributor of Creation Units of each Fund pursuant to a Distribution Plan and Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets of each year for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended April 30, 2005, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

                                                                            PURCHASES           SALES
                                                                         ---------------    ---------------
Dynamic Market Portfolio                                                 $   178,755,673    $   180,811,072
Dynamic OTC Portfolio                                                         56,321,688         56,636,875
Golden Dragon Halter USX China Portfolio                                       3,535,542          3,740,273
High Yield Equity Dividend Achievers(TM) Portfolio                            47,940,462         48,057,183
WilderHill Clean Energy Portfolio                                              2,396,555          3,326,970
Dynamic Large Cap Growth Portfolio                                               134,709            134,488
Dynamic Large Cap Value Portfolio                                                     --                 --
Dynamic Mid Cap Growth Portfolio                                                  50,905             50,649
Dynamic Mid Cap Value Portfolio                                                   71,849             71,668
Dynamic Small Cap Growth Portfolio                                                    --                 18
Dynamic Small Cap Value Portfolio                                                 44,485             44,855

For the period ended April 30, 2005, in-kind transactions were as follows:

                                                                            PURCHASES           SALES
                                                                         ---------------    ---------------
Dynamic Market Portfolio                                                 $   490,977,318    $   307,066,081
Dynamic OTC Portfolio                                                         90,729,947         64,865,744
Golden Dragon Halter USX China Portfolio                                      59,239,645          6,428,560
High Yield Equity Dividend Achievers(TM) Portfolio                           347,786,930         23,587,495
WilderHill Clean Energy Portfolio                                             33,214,269            754,297
Dynamic Large Cap Growth Portfolio                                             8,836,990                 --
Dynamic Large Cap Value Portfolio                                             10,434,433                 --
Dynamic Mid Cap Growth Portfolio                                               8,924,218                 --
Dynamic Mid Cap Value Portfolio                                               10,465,342                 --
Dynamic Small Cap Growth Portfolio                                            10,556,662                 --
Dynamic Small Cap Value Portfolio                                             10,520,047                 --

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2005. Gains on in-kind transactions are not considered taxable gains for federal income tax purposes.

NOTE 7. CAPITAL

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (50,000 for Dynamic Market and Dynamic OTC Portfolios). Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each portfolio of the Trust on the transaction date.

NOTE 8. STOCK SPLIT

On July 15, 2003, the Board of Trustees of the Trust declared a 4-for-1 stock split for each Fund based on the shares outstanding at the close of business on July 15, 2003. The stock split entitled each shareholder of record three additional shares for every share of the Fund. Consequently, 901,671 shares were issued for PowerShares Dynamic Market Portfolio and 601,068 shares were issued for PowerShares Dynamic OTC Portfolio. All capital share activity and per share data have been restated to reflect these stock splits.

NOTE 9. INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF POWERSHARES EXCHANGE TRADED FUND TRUST

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Dividend Achievers(TM) Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Large Cap Growth Portfolio and PowerShares Large Cap Value Portfolio (each a fund of PowerShares Exchange Traded Fund Trust, hereafter referred to as the "Fund") at April 30, 2005, and the results of each of their operations for the period then ended, and the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 22, 2005

SUPPLEMENTAL INFORMATION (UNAUDITED)

FEDERAL INCOME TAX INFORMATION

100% of investment income (dividend income plus short-term gains, if any) for the PowerShares Dynamic Market Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dynamic Large Cap Value Portfolio, and PowerShares Dynamic Mid Cap Value Portfolio qualifies for the dividends-received deduction and as qualified dividend income.

In January 2006, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the distributions received by you in the calendar year 2005.

TRUSTEES AND OFFICERS

The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                                          LENGTH OF    PRINCIPAL                  COMPLEX
NAME, ADDRESS AND OF       POSITION(S)    TIME         OCCUPATION(S) DURING       OVERSEEN     OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEES        WITH TRUST     SERVED*      PAST 5 YEARS               BY TRUSTEES  HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------
John Southard (35)         Trustee and    Since        Managing Director,         11           None
c/o PowerShares Capital     Treasurer     2003         PowerShares Capital
Management LLC                                         Management LLC (August
855 West Prairie Ave.                                  2002-Present); Analyst,
Wheaton, IL 60187                                      Charles A. Schwab
                                                       Securities (May 2001-
                                                       August 2002); Analyst,
                                                       Nike Securities (October
                                                       1992-May 2001)

H. Bruce Bond (41)         Trustee and    Since        Managing Director,         11           None
c/o PowerShares Capital      Chief        2003         PowerShares Capital
Management LLC              Executive                  Management LLC (August
855 West Prairie Ave.        Officer                   2002-Present); Manager,
Wheaton, IL 60187                                      Nuveen Investments (April
                                                       1998-August 2002)

---------------
* This is the date the Trustee began serving the Funds.

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                                          LENGTH OF    PRINCIPAL                  COMPLEX
NAME, ADDRESS AND OF       POSITION(S)    TIME         OCCUPATION(S) DURING       OVERSEEN     OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEES        WITH TRUST     SERVED*      PAST 5 YEARS               BY TRUSTEES  HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------
D. Mark McMillan (42)      Trustee        Since        Member, Bell, Boyd &       11
c/o PowerShares Capital                   2003         Lloyd LLC (1989-present)
Management LLC
885 West Prairie Ave.
Wheaton, IL 60187

Ronn R. Bagge (48)         Trustee        Since        YQA Capital Management     11           Advisor of Park
YQA Capital                               2003         LLC (July 1998-Present);                Industries, Inc.
Management, LLC                                        formerly Owner/CEO of                   (manufacturer); Director
1755 S. Naperville Rd.,                                Electronic Dynamic                      of MasterCare Experts,
Suite 100                                              Balancing Co., Inc.                     Inc. (consumer services);
Wheaton, IL 60187                                      (high-speed rotating                    Advisor of IVCF Great
                                                       equipment service                       Lakes Region (non-profit);
                                                       provider)                               Director of Living Waters
                                                                                               Wilderness Adventure Inc.
                                                                                               (nonprofit); Director of
                                                                                               Wheaton Christian Grammar
                                                                                               School

Philip M. Nussbaum (43)    Trustee        Since        Managing Director,         11           Director of the Betzold
c/o PowerShares Capital                   2003         Communication Institute;                Companies; Director of
Management LLC                                         formerly Principal,                     the Communication
855 West Prairie Ave.                                  Betzold, Berg, Nussbaum &               Institute
Wheaton, IL 60187                                      Heitman, Inc. (July 1999-
                                                       December 2000); formerly
                                                       Executive Vice President
                                                       of Finance, Betzold,
                                                       Berg, Nussbaum & Heitman,
                                                       Inc. (March 1994-July
                                                       1999)

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                                          LENGTH OF    PRINCIPAL                  COMPLEX
NAME, ADDRESS AND OF       POSITION(S)    TIME         OCCUPATION(S) DURING       OVERSEEN     OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEES        WITH TRUST     SERVED*      PAST 5 YEARS               BY TRUSTEES  HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------
Keith Ovitt (43)           Secretary      Since        Managing Director,
c/o PowerShares Capital                   2003         PowerShares Capital
Management LLC                                         Management LLC (April
855 West Prairie Ave.                                  2003-Present); President,
Wheaton, IL 60187                                      Ovitech (2002-2003); Vice
                                                       President of Information
                                                       Systems for DFG Foods,
                                                       LLC (Division of
                                                       FoodBrands America/Tyson
                                                       Foods) (1999-2002);
                                                       Systems Manager, Nabisco
                                                       Biscuit Company
                                                       (1997-1999)

Kevin R. Gustafson (39)      Chief        Since        General Counsel and Chief
c/o PowerShares Capital    Compliance     2004         Compliance Officer,
Management LLC              Oficer                     PowerShares Capital
855 West Prairie Ave.                                  Management LLC (September
Wheaton, IL 60187                                      2004-Present); Attorney,
                                                       Nyberg & Gustafson (2001-
                                                       2004); Attorney, Burke,
                                                       Warren, McKay &
                                                       Serritella, P.C.
                                                       (1997-2000)

---------------
* This is the date the Trustee began serving the Funds.

INFORMATION ABOUT ADVISORY AGREEMENT (UNAUDITED)

In connection with its review of the continuation of the investment advisory agreement for the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio (the "Funds"), the Board considered, among other factors, the information provided by the Adviser which addressed the nature, extent and quality of services provided by PowerShares Capital Management LLC (the "Adviser"), and considered the functions performed by the Adviser. The Board, and the Independent Trustees, considered the renewal of the agreement as part of a process that concluded at the Board's April 21, 2005 meeting. The Independent Trustees received a memorandum from their independent legal counsel describing their duties in connection with advisory contract approvals and discussing the factors to be considered by the Board. The Trustees then received information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies, and (vii) benefits realized by the Adviser from its relationship with each Fund.

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser, the Adviser's Form ADV and the Adviser's financial condition, and considered the quality of services provided. The Board also reviewed information on the performance of each Fund and the performance of their benchmark indices, and concluded that the Funds had adhered to their investment strategy of replicating, before fees and expenses, as closely as possible the price and yield of their respective indices. The Board reviewed the correlation between the underlying index and each Fund's performance and the Adviser's representation that it had closely tracked the applicable indices. The Board also considered the services provided by the Adviser in its oversight of The Bank of New York as the Funds' administrator, custodian and transfer agent, noted the significant amount of time and effort that had been devoted to this oversight function, and concluded that the administrative services provided to the Funds by the Adviser were appropriate. The Board reviewed the profitability data that had been provided by the Adviser, noting that for the year ended December 31, 2004, the Adviser earned a slight profit from providing services to the Dynamic Market Portfolio but provided services to the Dynamic OTC Portfolio at a loss. The Board concluded that the profitability to the Adviser of the advisory services provided to the Funds was reasonable. The Board concluded that the nature and extent of services provided by the Adviser to the Funds were appropriate and that the quality was good.

The Board reviewed and discussed the information provided by the Adviser on the Funds' expense ratios and the advisory fee, as compared to comparable funds selected by an independent published source. The Board noted that the advisory fee charged to the Funds was identical to the fee charged to all but one of the other series of the Trust, and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% at least until April 30, 2006. The Board noted that the Adviser does not provide investment management services to clients other than the Trust. The Board noted that the advisory fees were at the higher end of the ETF universe, but were lower than managed open-end (non-ETF) funds as well as closed-end funds, and were reasonable because of the complexity of the indices, which require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Board therefore concluded that the advisory fee and expense ratio of each Fund were competitive and that the advisory fee for each Fund was reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

The Board reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. Board reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Board noted that certain fixed costs associated with the management of the series of the Trust are being reduced on a per-fund basis as additional series are added, and that the gradual reduction of the per-fund cost may enable the Adviser to operate the Funds under the expense cap, which potentially would lower the costs to shareholders. As a result, the Board concluded that the Funds' flat advisory fee was reasonable and appropriate.

The Board noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the investment advisory agreement for the Funds.

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

                       This page intentionally left blank

PROXY VOTING POLICIES AND PROCEDURES
A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 843-2639. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 843-2639; or
(ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


THERE ARE RISKS INVOLVED IN INVESTING IN ETFs, INCLUDING POSSIBLE LOSS OF MONEY. POWERSHARES ARE NOT ACTIVELY MANAGED AND ARE SUBJECT TO RISKS SIMILAR TO STOCKS, INCLUDING THOSE RELATED TO SHORT SELLING AND MARGIN MAINTENANCE. POWERSHARES ARE NOT FDIC INSURED, MAY LOSE VALUE AND HAVE NO BANK GUARANTEE. POWERSHARES IS A REGISTERED TRADEMARK OF POWERSHARES CAPITAL MANAGEMENT LLC. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

ALPS DISTRIBUTORS, INC. IS THE DISTRIBUTOR OF THE POWERSHARES EXCHANGE-TRADED FUND TRUST.

AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. FOR MORE COMPLETE INFORMATION ABOUT POWERSHARES CALL 800.THE.AMEX OR VISIT OUR WEBSITE, powershares.com FOR A PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                                                                 POWERSHARES(TM)


                                              Wheaton Oaks Professional Building
                                                         855 West Prairie Avenue
                                                               Wheaton, IL 60187

                                                                    800.983.0903
                                                             www.powershares.com

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert is Phillip Nussbaum. Mr. Nussbaum is independent as defined in Form N-CSR, item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for the Registrant's fiscal year/period ended April 30, 2005 and fiscal period from May 1, 2003 (inception of the Funds) through April 30, 2004 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal periods were $166,500 and $26,000, respectively.

(b) AUDIT-RELATED FEES. The aggregate fees billed for the Registrant's fiscal year/period ended April 30, 2005 and fiscal period from May 1, 2003 (inception of the Funds) through April 30, 2004 for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in Item 4(a) were $11,500 and $0, respectively.

(c) TAX FEES. The aggregate fees billed for the Registrant's fiscal year/period ended April 30, 2005 and fiscal period from May 1, 2003 (inception of the Funds) through April 30, 2004 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $30,500 and $14,000, respectively.

(d) ALL OTHER FEES. All other aggregate fees billed for the Registrant's fiscal year/period ended April 30, 2005 and fiscal period from May 1, 2003 (inception of the Funds) through April 30, 2004 were $10,000 and $0, respectively.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In accordance with Rule 2-01(c)(7)(A), the Audit committee pre-approves all of the Audit and Tax Fees of the Registrant. All of the services described in paragraphs (b) and (c) above were approved by the Audit Committee in accordance with paragraph (c) (7)
(i) (c) of Rule 2-01 of Regulation S-X.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act, which consists of the independent trustees. The audit committee members are Phillip Nussbaum, Mark McMillan, and Ronn Bagge.

ITEMS 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's most recent fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM  12. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications of the Registrant's Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b) Certifications of the Registrant's Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Exchange-Traded Fund Trust
            ----------------------------------------

By: /s/ H. Bruce Bond
    -----------------------------------------

Name:  H. Bruce Bond

Title: Chairman and Chief Executive Officer

Date:  June 21, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ H. Bruce Bond
    -----------------------------------------

Name:  H. Bruce Bond

Title: Chairman and Chief Executive Officer

Date:  June 21, 2005

By: /s/ John W. Southard
    -----------------------------------------

Name:  John W. Southard

Title: Vice President and Treasurer

Date:  June 21, 2005